UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund: BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 03/31/2022

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

March 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.92% 15.65%
U.S. small cap equities
(Russell 2000
®
Index)
(5.55) (5.79)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.38) 1.16
Emerging market equities
(MSCI Emerging Markets
Index)
(8.20) (11.37)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.04) (3.31)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(5.92) (4.15)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.55) (4.47)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.16) (0.66)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
The Fund’s tactical allocation to floating rate loan interest, which meaningfully outperformed high yield bonds, contributed to performance. An underweight in BB rated bonds also helped results, as BBs underperformed other credit rating segments during the period. Security selection in the wireless, cable & satellite and media & entertainment sectors contributed, as well.
An underweight in the energy sector, which reflects the Fund’s ESG and climate objectives, detracted from relative performance. Security selection in chemicals and packaging also detracted.
Describe recent portfolio activity.
The investment adviser actively sought to participate in the new issuance of high yield green bonds. Although this area is still less than 1% of the U.S. high yield market overall, the Fund has a weighting of approximately 6%. Across other sustainability-oriented measures, the Fund was overweight in issuers that had set science-based targets or were part of the Transition Pathway Initiative, a global, asset-owner led initiative which assesses companies' preparedness for the transition to a low carbon economy. The portfolio of high yield bonds had 45% lower emissions intensity than its benchmark.
While the investment adviser remained nimble in positioning across rating tiers and sectors, it maintained a preference for B and CCC rated bonds. The portfolio’s beta varied against the benchmark as the investment adviser’s risk appetite evolved, but it ended the period just under 1.0. (Beta is a measure of portfolio risk; a beta of 1.0 indicates the same level of risk as the overall market.)
Describe portfolio positioning at period end.
The portfolio of high yield bonds was positioned to achieve a materially better MSCI ESG score than the benchmark. The Fund’s score stood at 5.11 at the close of the period, compared to 4.62 for the index.
From a credit quality perspective, the Fund remained meaningfully underweight in BB-rated securities and overweight in both Bs and CCCs. With that said, it maintained an underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. Loans have been a critical asset allocation tool for the Fund, as loans’ lack of duration (interest rate sensitivity) have helped them outperform fixed-rate high yield bonds
The Fund’s leading sector overweights included information technology, wireline telecommunications and insurance, while midstream energy, independent energy and financials were among its largest underweights. Total fossil fuels exposure was 3%, approximately half that of the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2022 (continued)

Fund Summary
BlackRock Sustainable High Yield Bond Fund
Performance Summary
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual
Total Returns
(a)(b)
Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. 5.06% 4.06% (3.98)% (3.97)% N/A
Investor A ............................................................... 4.62 3.65 (4.10) (4.13) (7.96)%
Class K ................................................................ 5.10 4.26 (3.96) (3.94) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
....................... — — (4.16) (3.55) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
The Fund commenced operations on July 22, 2021.
(d)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 960.20 $ 2.83 $ 1,000.00 $ 1,022.04 $ 2.92 0.58%
Investor A ................................ 1,000.00 959.00 4.05 1,000.00 1,020.79 4.18 0.83
Class K .................................. 1,000.00 960.40 2.59 1,000.00 1,022.29 2.67 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 84%
Floating Rate Loan Interests ........................... 14
Common Stocks ................................... 2
Capital Trusts ..................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
BBB/Baa ....................................... 3%
BB/Ba ......................................... 45
B ............................................ 37
CCC/ Caa ....................................... 13
NR ........................................... 2
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/18/21)
(a)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 969.20 $ 1.77 $ 1,000.00 $ 1,022.94 $ 2.02 0.40%
Investor A ................................ 1,000.00 968.10 2.87 1,000.00 1,021.69 3.28 0.65
Class K .................................. 1,000.00 969.40 1.55 1,000.00 1,023.19 1.77 0.35
(a)
Commencement of operations.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 164/365 for actual expenses and 182/365 for hypothetical expenses (to reflect the six month period shown ).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 45%
U.S. Treasury Obligations ............................. 28
Asset-Backed Securities .............................. 12
U.S. Government Sponsored Agency Securities .............. 7
Non-Agency Mortgage-Backed Securities .................. 7
Foreign Agency Obligations ............................ 1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 56%
AA/Aa ......................................... 1
A ............................................ 14
BBB/Baa ....................................... 20
BB/Ba ......................................... 4
B ............................................ 2
CCC/ Caa ....................................... —
(d)
NR ........................................... 3
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of March 31, 2022

Fund Summary
BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the "Benchmark") while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/18/21)
(a)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 934.30 $ 1.91 $ 1,000 .00 $ 1,022.74 $ 2.22 0.44%
Investor A ................................ 1,000.00 933.10 3.21 1,000.00 1,021.24 3.73 0.74
Class K .................................. 1,000.00 934.50 1.69 1,000.00 1,022.99 1.97 0.39
(a)
Commencement of operations.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 164/365 for actual expenses and 182/365 for hypothetical expenses (to reflect the six month period shown ).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35%
U.S. Government Sponsored Agency Securities .............. 35
Asset-Backed Securities .............................. 11
U.S. Treasury Obligations ............................. 9
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 4
Municipal Bonds ................................... —
(b)
Capital Trusts ..................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 51%
AA/Aa ......................................... 5
A ............................................ 14
BBB/Baa ....................................... 20
BB/Ba ......................................... 1
B ............................................ 1
NR ........................................... 8
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
2022
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributio ns paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.3%
Diversey Holdings Ltd.
(a)
.............. 4,106 $ 31,083
Element Solutions, Inc. ............... 4,061 88,936
120,019
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 1,173 9,243
Equity Real Estate Investment Trusts (REITs) — 0.4%
VICI Properties, Inc. ................. 6,574 187,096
Hotels, Restaurants & Leisure — 0.2%
Aramark
(b)
........................ 2,155 81,028
IT Services — 0.1%
(a)
Square, Inc., Class A ................ 259 35,120
Twilio , Inc., Class A ................. 87 14,339
49,459
Life Sciences Tools & Services — 0.4%
(a)
Avantor , Inc. ...................... 2,591 87,628
Syneos Health, Inc. ................. 1,318 106,692
194,320
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 20,492 70,902
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp. ............ 1,600 90,784
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 1,774 63,296
Total Common Stocks — 1.8%
(Cost: $889,987) ................................ 866,147
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.2%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 76 74,480
7.88%, 04/15/27 ................. 137 134,139
6.00%, 02/15/28 ................. 59 55,297
TransDigm , Inc.
6.25%, 03/15/26
(c)
................ 472 484,574
4.63%, 01/15/29 ................. 89 83,212
4.88%, 05/01/29 ................. 68 63,734
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 129 136,250
1,031,686
Airlines — 2.0%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 195 227,661
5.75%, 04/20/29 ................. 315 314,173
United Airlines, Inc.
4.38%, 04/15/26 ................. 217 213,457
4.63%, 04/15/29 ................. 185 175,926
931,217
Auto Components — 1.4%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 93 96,304
6.25%, 05/15/26 ................. 144 148,140
8.50%, 05/15/27 ................. 389 403,588
648,032
Security
Par (000)
Par (000) Value
Automobiles — 0.8%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 315 $ 281,336
4.75%, 01/15/43 ................. 42 38,147
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 40 35,116
354,599
Building Products — 0.6%
(c)
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 137 127,143
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 49 47,163
Standard Industries, Inc.
4.38%, 07/15/30 ................. 35 32,058
3.38%, 01/15/31 ................. 30 26,250
Victors Merger Corp., 6.38%, 05/15/29 .... 44 36,018
268,632
Capital Markets — 0.3%
(c)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 47 44,180
MSCI, Inc.
3.63%, 09/01/30 ................. 36 33,746
3.63%, 11/01/31 ................. 39 36,709
3.25%, 08/15/33 ................. 41 36,851
151,486
Chemicals — 2.9%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 109 96,192
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 144,307
3.38%, 02/15/29 ................. 350 307,720
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 64 57,440
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 175 163,406
HB Fuller Co., 4.00%, 02/15/27 ........ 47 46,295
Herens Midco SARL, 4.75%, 05/15/28
(c)
... 200 179,346
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 25 22,596
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
54 52,380
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
77 73,343
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
230 215,073
1,358,098
Commercial Services & Supplies — 2.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
21 19,320
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 185 187,189
9.75%, 07/15/27 ................. 160 165,379
4.63%, 06/01/28 ................. 200 188,980
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 24 22,290
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 19 17,510
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 26,577
5.75%, 07/15/29 ................. 50 45,617
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 53 51,410
Covanta Holding Corp., 5.00%, 09/01/30 .. 70 66,325
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 46 44,089
9.50%, 11/01/27 ................. 34 34,850
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 39,360
Madison IAQ LLC
(c)
4.13%, 06/30/28 ................. 26 23,962
5.88%, 06/30/29 ................. 92 82,570
Nielsen Finance LLC, 5.88%, 10/01/30
(c)
... 78 78,195
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 54 55,090
6.25%, 01/15/28 ................. 83 81,223
1,229,936

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Communications Equipment — 1.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... USD 216 $ 213,013
Ciena Corp., 4.00%, 01/31/30
(c)
........ 25 24,063
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 93 88,081
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 45 45,522
8.25%, 03/01/27 ................. 19 18,477
7.13%, 07/01/28 ................. 30 27,101
4.75%, 09/01/29 ................. 116 106,837
Nokia OYJ
4.38%, 06/12/27 ................. 45 45,647
6.63%, 05/15/39 ................. 96 114,360
Viasat , Inc.
(c)
5.63%, 09/15/25 ................. 29 28,323
6.50%, 07/15/28 ................. 7 6,720
ViaSat, Inc., 5.63%, 04/15/27
(c)
......... 25 24,625
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 86 80,704
823,473
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 24 22,620
MasTec, Inc., 4.50%, 08/15/28 ......... 47 46,566
69,186
Consumer Finance — 1.5%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 199,775
4.39%, 01/08/26 ................. 200 199,482
4.27%, 01/09/27 ................. 200 197,252
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 47,031
6.63%, 01/15/28 ................. 20 20,950
5.38%, 11/15/29 ................. 5 4,858
4.00%, 09/15/30 ................. 17 15,003
SLM Corp., 3.13%, 11/02/26 .......... 41 38,027
722,378
Containers & Packaging — 3.0%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 182,875
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 180,230
Ball Corp.
2.88%, 08/15/30 ................. 180 161,378
3.13%, 09/15/31 ................. 221 197,508
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 90 91,013
8.75%, 04/15/30 ................. 74 69,652
Crown Americas LLC, 4.25%, 09/30/26 ... 161 161,402
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
.................... 25 25,750
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 117 114,075
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 226,860
1,410,743
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(c)
............ 18 16,785
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 193,500
Diversified Financial Services — 0.4%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 63 60,393
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 42 46,562
7.38%, 09/01/25 ................. 30 31,327
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Shift4 Payments LLC, 4.63%, 11/01/26 .... USD 42 $ 40,845
179,127
Diversified Telecommunication Services — 6.9%
Altice France Holding SA, 6.00%, 02/15/28
(c)
200 172,500
Altice France SA
(c)
5.13%, 07/15/29 ................. 200 179,250
5.50%, 10/15/29 ................. 200 179,456
CCO Holdings LLC
4.75%, 03/01/30
(c)
................ 10 9,603
4.25%, 02/01/31
(c)
................ 19 17,242
4.75%, 02/01/32
(c)
................ 63 58,668
4.50%, 05/01/32 ................. 6 5,488
4.50%, 06/01/33
(c)
................ 19 17,053
4.25%, 01/15/34
(c)
................ 97 84,244
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 58 53,441
Frontier Communications Corp.
(c)
5.88%, 10/15/27 ................. 110 109,263
6.75%, 05/01/29 ................. 108 103,680
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
.................... 41 37,925
Iliad Holding SAS
(c)
6.50%, 10/15/26 ................. 200 200,540
7.00%, 10/15/28 ................. 294 294,435
Level 3 Financing, Inc.
(c)
4.25%, 07/01/28 ................. 113 103,735
3.63%, 01/15/29 ................. 24 21,000
3.75%, 07/15/29 ................. 103 91,282
Lumen Technologies, Inc.
5.13%, 12/15/26
(c)
................ 101 96,203
4.00%, 02/15/27
(c)
................ 4 3,725
4.50%, 01/15/29
(c)
................ 3 2,580
5.38%, 06/15/29
(c)
................ 232 206,625
Series P, 7.60%, 09/15/39 .......... 16 15,366
Sprint Capital Corp.
6.88%, 11/15/28 ................. 223 258,388
8.75%, 03/15/32 ................. 182 245,154
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 49 47,518
4.13%, 06/15/29 ................. 118 116,082
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 57,344
6.00%, 09/30/34 ................. 71 66,745
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 123 113,188
6.13%, 03/01/28 ................. 274 245,230
3,212,953
Electric Utilities — 2.5%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 234,747
NRG Energy, Inc.
(c)
3.63%, 02/15/31 ................. 69 60,692
3.88%, 02/15/32 ................. 94 82,720
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 738 726,052
PG&E Corp., 5.25%, 07/01/30 ......... 43 41,706
1,145,917
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 107 97,650
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
145 138,670

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Entertainment — 0.9%
(c)
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 ................ USD 75 $ 67,788
7.50%, 02/15/29 ................. 51 49,560
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 76 73,245
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 95 101,177
4.75%, 10/15/27 ................. 24 23,400
3.75%, 01/15/28 ................. 20 18,797
Playtika Holding Corp., 4.25%, 03/15/29 ... 79 72,878
WMG Acquisition Corp., 3.88%, 07/15/30 .. 24 22,860
429,705
Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 40,133
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 23 21,683
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 106 100,700
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 92 86,250
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 21 20,580
5.63%, 07/15/32 ................. 85 83,749
MGM Growth Properties Operating Partnership
LP
4.50%, 09/01/26 ................. 185 185,925
4.50%, 01/15/28 ................. 69 69,518
RHP Hotel Properties LP, 4.75%, 10/15/27 . 22 21,170
SBA Communications Corp., 3.88%, 02/15/27 121 118,026
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 149 140,620
6.50%, 02/15/29 ................. 106 98,829
6.00%, 01/15/30 ................. 30 27,000
VICI Properties LP
(c)
4.25%, 12/01/26 ................. 144 143,395
4.63%, 12/01/29 ................. 70 69,825
4.13%, 08/15/30 ................. 89 85,917
1,313,320
Food & Staples Retailing — 0.8%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 40 37,801
4.88%, 02/15/30 ................. 69 67,189
United Natural Foods, Inc., 6.75%, 10/15/28 106 108,650
US Foods, Inc.
6.25%, 04/15/25 ................. 100 102,500
4.75%, 02/15/29 ................. 44 41,965
358,105
Food Products — 1.3%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 67 64,776
4.63%, 11/15/28 ................. 95 87,637
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 177 200,989
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 135 135,000
4.13%, 01/31/30 ................. 100 93,383
4.38%, 01/31/32 ................. 49 45,777
627,562
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 15,000
Health Care Equipment & Supplies — 1.7%
(c)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 111 109,779
3.88%, 11/01/29 ................. 47 44,180
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Hologic, Inc., 3.25%, 02/15/29 ......... USD 221 $ 206,363
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 165 153,396
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. 92 94,760
7.25%, 02/01/28 ................. 160 164,800
773,278
Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(c)
47 47,235
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 44,662
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
86 79,980
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 27 25,920
Centene Corp.
2.45%, 07/15/28 ................. 88 80,406
3.00%, 10/15/30 ................. 313 287,481
2.50%, 03/01/31 ................. 104 91,783
2.63%, 08/01/31 ................. 101 89,890
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 86 89,562
6.00%, 01/15/29 ................. 151 152,577
6.88%, 04/15/29 ................. 18 17,685
6.13%, 04/01/30 ................. 39 36,289
DaVita, Inc., 4.63%, 06/01/30
(c)
........ 6 5,603
Encompass Health Corp.
4.50%, 02/01/28 ................. 117 114,660
4.63%, 04/01/31 ................. 138 129,174
HCA, Inc.
5.63%, 09/01/28 ................. 159 171,919
3.50%, 09/01/30 ................. 161 155,536
4.63%, 03/15/52
(c)
................ 50 50,389
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 85 80,537
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 68 64,252
MEDNAX, Inc., 5.38%, 02/15/30
(c)
....... 118 113,870
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
.................... 38 35,424
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 24 23,751
3.88%, 11/15/30 ................. 59 56,640
3.88%, 05/15/32 ................. 48 45,645
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 32 30,000
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 33 33,957
Surgery Center Holdings, Inc., 6.75%,
07/01/25
(c)
.................... 111 110,584
Tenet Healthcare Corp.
(c)
4.88%, 01/01/26 ................. 115 116,006
5.13%, 11/01/27 ................. 25 25,118
6.13%, 10/01/28 ................. 35 35,569
4.25%, 06/01/29 ................. 50 47,937
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 47 48,410
2,538,451
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 33 31,269
4.38%, 01/15/28 ................. 82 78,720
4.00%, 10/15/30 ................. 6 5,412
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 107 102,720
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 163 168,288
4.63%, 10/15/29 ................. 147 137,445
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 129 130,290
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 122 125,283
Colt Merger Sub, Inc.
(c)
5.75%, 07/01/25 ................. 92 93,894
8.13%, 07/01/27 ................. 222 237,863

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 53 $ 50,217
6.75%, 01/15/30 ................. 115 105,797
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 46 47,592
3.75%, 05/01/29
(c)
................ 46 43,179
4.88%, 01/15/30 ................. 153 152,655
4.00%, 05/01/31
(c)
................ 50 47,187
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 59,295
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 197,450
MGM Resorts International, 5.75%, 06/15/25 90 92,252
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 59 54,390
Scientific Games International, Inc.
(c)
8.25%, 03/15/26 ................. 35 36,444
7.25%, 11/15/29 ................. 44 46,090
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
79 82,456
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 96,058
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 68,337
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
116 109,185
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 91 89,237
2,489,005
Household Durables — 1.2%
Ashton Woods USA LLC
(c)
4.63%, 08/01/29 ................. 25 22,046
4.63%, 04/01/30 ................. 35 30,491
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 88,077
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 69,870
Newell Brands, Inc., 6.00%, 04/01/46
(e)
.... 38 39,710
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
63 54,444
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 66 68,640
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 24 21,800
3.88%, 10/15/31 ................. 44 37,730
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 56 55,603
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 76 74,100
562,511
Household Products — 0.2%
(c)
Energizer Holdings, Inc.
6.50%, 12/31/27 ................. 28 27,720
4.75%, 06/15/28 ................. 25 22,707
Spectrum Brands, Inc., 5.00%, 10/01/29 ... 46 43,273
93,700
Independent Power and Renewable Electricity Producers — 1.8%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 776 779,360
3.75%, 01/15/32 ................. 86 79,120
858,480
Insurance — 2.4%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 147 141,395
6.75%, 10/15/27 ................. 268 264,768
5.88%, 11/01/29 ................. 285 273,956
BroadStreet Partners, Inc., 5.88%, 04/15/29 16 14,920
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 24,280
NFP Corp.
4.88%, 08/15/28 ................. 110 105,050
6.88%, 08/15/28 ................. 290 276,950
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30 USD 32 $ 30,240
1,131,559
Interactive Media & Services — 0.3%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 15 13,015
Twitter, Inc.
3.88%, 12/15/27 ................. 55 53,418
5.00%, 03/01/30 ................. 81 80,595
147,028
Internet & Direct Marketing Retail — 0.2%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 41,510
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 66 60,685
102,195
IT Services — 1.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 42 37,524
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 90,979
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
97 94,715
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 53 52,801
3.63%, 06/15/29 ................. 38 35,625
3.75%, 10/01/30 ................. 66 61,957
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 60 56,970
6.00%, 02/15/28 ................. 75 65,835
Square, Inc., 3.50%, 06/01/31
(c)
........ 190 173,850
Twilio, Inc., 3.88%, 03/15/31 .......... 170 158,018
828,274
Leisure Products — 0.3%
Mattel, Inc.
6.20%, 10/01/40 ................. 57 65,568
5.45%, 11/01/41 ................. 62 65,999
131,567
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 31,280
4.00%, 03/15/31 ................. 71 66,651
Syneos Health, Inc., 3.63%, 01/15/29 .... 80 73,900
171,831
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
63 59,675
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 60,384
Titan International, Inc., 7.00%, 04/30/28 .. 23 23,074
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 197,806
340,939
Media — 6.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
.................... 23 21,768
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 181,817
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 36,395
Cable One, Inc.
1.13%, 03/15/28
(f)
................ 147 131,418
4.00%, 11/15/30
(c)
................ 94 86,689
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 55 55,371
5.50%, 04/01/63 ................. 55 55,326
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 155 153,324
7.75%, 04/15/28 ................. 135 135,706
7.50%, 06/01/29 ................. 189 188,595
CSC Holdings LLC, 5.00%, 11/15/31
(c)
.... 200 167,572
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 88 86,570

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
.................... USD 200 $ 190,939
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
184 181,474
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 99 95,535
6.50%, 09/15/28 ................. 213 201,418
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 29 25,858
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 117 110,620
5.50%, 07/01/29 ................. 28 28,420
3.88%, 09/01/31 ................. 81 73,710
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 193,000
Univision Communications, Inc., 6.63%,
06/01/27
(c)
.................... 23 24,093
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 32 29,670
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 200 192,000
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 186,126
2,833,414
Metals & Mining — 2.1%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 705 739,700
Constellium SE, 3.75%, 04/15/29 ....... 250 224,375
964,075
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 18 17,460
Multiline Retail — 0.2%
(c)
Macy's Retail Holdings LLC
5.88%, 03/15/30 ................. 11 10,852
6.13%, 03/15/32 ................. 11 10,862
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 75 77,025
98,739
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Partners LP, 5.75%,
03/01/27
(c)
.................... 140 142,575
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 23,000
5.60%, 04/01/44 ................. 52 44,850
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 90,525
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 113,668
6.50%, 09/30/26 ................. 185 183,292
NuStar Logistics LP, 5.75%, 10/01/25 ..... 56 57,050
Occidental Petroleum Corp.
5.50%, 12/01/25 ................. 210 220,983
5.55%, 03/15/26 ................. 250 265,000
8.88%, 07/15/30 ................. 7 8,977
6.63%, 09/01/30 ................. 70 80,325
6.20%, 03/15/40 ................. 384 426,240
4.50%, 07/15/44 ................. 9 8,601
6.60%, 03/15/46 ................. 2 2,350
4.40%, 04/15/46 ................. 5 4,750
4.40%, 08/15/49 ................. 5 4,700
1,676,886
Personal Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 21 19,595
Prestige Brands, Inc., 3.75%, 04/01/31 .... 25 22,313
41,908
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.8%
(c)
Bausch Health Americas, Inc., 8.50%, 01/31/27 USD 88 $ 87,760
Bausch Health Cos., Inc.
7.00%, 01/15/28 ................. 65 58,193
4.88%, 06/01/28 ................. 28 26,810
6.25%, 02/15/29 ................. 73 59,860
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 74 67,260
3.50%, 04/01/30 ................. 90 82,125
Embecta Corp.
5.00%, 02/15/30 ................. 24 22,637
6.75%, 02/15/30 ................. 36 36,090
Endo DAC, 9.50%, 07/31/27 .......... 76 66,690
Organon & Co., 5.13%, 04/30/31 ....... 200 193,000
P&L Development LLC, 7.75%, 11/15/25 ... 57 52,440
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 109 101,713
854,578
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 49 47,643
4.00%, 04/15/29 ................. 73 67,620
CoreLogic, Inc., 4.50%, 05/01/28 ....... 53 49,969
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 83 78,020
Korn Ferry, 4.63%, 12/15/27 .......... 87 84,857
328,109
Real Estate Management & Development — 1.1%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... 154 160,930
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. 117 117,466
4.38%, 02/01/31 ................. 44 41,360
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 24 22,822
Realogy Group LLC, 5.75%, 01/15/29
(c)
... 93 87,652
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
.... 77 64,727
494,957
Road & Rail — 0.6%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 28,015
5.00%, 12/01/29 ................. 48 43,440
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 47,160
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 ................ 53 51,145
Uber Technologies, Inc., 4.50%, 08/15/29 .. 112 105,000
274,760
Semiconductors & Semiconductor Equipment — 0.2%
(c)
Entegris, Inc., 4.38%, 04/15/28 ........ 32 30,960
Synaptics, Inc., 4.00%, 06/15/29 ........ 70 65,975
96,935
Software — 3.3%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(c)
.. 53 54,937
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 24 23,340
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 60 57,226
4.88%, 07/01/29 ................. 83 78,087
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
259 248,443
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 17 16,873
6.50%, 10/15/28 ................. 15 14,905
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 35 32,112
Elastic NV, 4.13%, 07/15/29
(c)
......... 151 140,424
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 119 115,206
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 63 61,301
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(c)
93 90,222
NCR Corp., 6.13%, 09/01/29
(c)
......... 45 45,113

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Corp.
(c)
3.88%, 02/15/28 ................. USD 65 $ 62,320
3.88%, 12/01/29 ................. 37 35,150
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
28 26,549
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 49 48,449
4.00%, 02/15/28 ................. 75 73,070
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
95 95,714
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 112 106,255
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
106 96,887
1,522,583
Specialty Retail — 2.3%
Arko Corp., 5.13%, 11/15/29
(c)
......... 49 44,590
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(c)
.................... 40 37,182
Bath & Body Works, Inc., 7.60%, 07/15/37 . 8 8,300
Carvana Co.
(c)
5.50%, 04/15/27 ................. 18 16,065
4.88%, 09/01/29 ................. 29 23,949
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
48 44,700
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 98 90,749
L Brands, Inc., 6.88%, 11/01/35 ........ 54 55,620
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 118 110,526
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 43 40,645
PetSmart, Inc., 7.75%, 02/15/29
(c)
....... 250 258,125
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 18 16,200
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 46 46,773
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 100 95,521
6.13%, 07/01/29 ................. 88 81,180
6.00%, 12/01/29 ................. 96 88,800
1,058,925
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 18 15,588
Textiles, Apparel & Luxury Goods — 0.9%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 115 97,175
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 27,450
Levi Strauss & Co., 3.50%, 03/01/31 ..... 173 158,426
William Carter Co. (The), 5.63%, 03/15/27 .. 94 95,387
Wolverine World Wide, Inc., 4.00%, 08/15/29 63 55,913
434,351
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 67,057
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 90,888
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 27,475
5.13%, 12/15/30 ................. 14 12,950
5.75%, 11/15/31 ................. 23 21,935
220,305
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
60 55,429
Boise Cascade Co., 4.88%, 07/01/30
(c)
.... 61 59,234
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 56 50,400
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 56 56,784
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 119 114,592
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 21 21,656
WESCO Distribution, Inc., 7.25%, 06/15/28
(c)
223 236,856
594,951
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 333 $ 338,791
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 60 54,764
2.88%, 02/15/31 ................. 82 73,876
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(c)
296 278,980
746,411
Total Corporate Bonds — 83.8%
(Cost: $41,770,926) .............................. 39,171,513
Floating Rate Loan Interests
Airlines — 0.0%
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(d)(g)
.................... 5 5,462
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 04/30/26
(d)
188 185,312
Chemicals — 0.2%
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28
(d)
76 75,052
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(d)
24 23,499
Communications Equipment — 0.2%
Viasat , Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.00%
,
 03/02/29
(d)
......... 90 89,308
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 ................. 29 28,783
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 8 8,438
37,221
Diversified Financial Services — 1.5%
(d)
Clydesdale Acquisition Holdings, Inc., Term
Loan, 03/30/29
(g)
................. 38 37,366
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 149 147,447
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
4.50%
,
 12/17/27 ................. 100 97,649
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.76%
,
 12/15/28 ................. 212 210,105
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 203 201,532
694,099
Diversified Telecommunication Services — 1.7%
(d)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 .... 200 196,051
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 99 98,103
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 3 Month + 3.25%), 4.05%
,
 11/22/28 . 20 19,870
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 ................. 198 195,187

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 03/09/27 USD 303 $ 294,592
803,803
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.35%
,
 04/22/26
(d)
................ 54 47,914
Health Care Equipment & Supplies — 0.0%
Embecta Corp., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/26/29
(d)
1 1,248
Health Care Providers & Services — 0.3%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.23%
,
 06/30/25
(d)
................ 150 149,297
Health Care Technology — 1.9%
(d)
Athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 02/15/29 419 414,130
Athenahealth , Inc., Delayed Draw Term Loan,
02/15/29
(g)
..................... 71 70,191
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 383 381,259
865,580
Hotels, Restaurants & Leisure — 0.8%
(d)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 07/21/25 ................. 149 148,197
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 01/27/29 ................. 246 243,985
392,182
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(d)(g)
.................... 68 65,379
Insurance — 1.0%
(d)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/09/25 ................. 100 99,002
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 53 52,332
AssuredPartners , Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 149 147,426
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 149 147,787
446,547
Interactive Media & Services — 0.3%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(d)
................ 149 147,288
IT Services — 0.3%
Rackspace Technology Global, Inc., 1st
LienTerm Loan B, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 02/15/28
(d)
.......... 131 128,340
Security
Par (000)
Par (000) Value
Media — 1.1%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.80%
,
 08/21/26 ................. USD 345 $ 338,484
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27 194 193,696
532,180
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.75%
,
 03/27/28
(d)
................ 77 72,341
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 ................. 99 98,200
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 01/18/29
(h)
................ 43 42,570
140,770
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 02/25/27
(d)
99 98,717
Software — 1.7%
(d)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.00%
,
 02/27/26 ................. 96 94,944
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 10/02/25 174 172,366
Castle US Holding Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 01/29/27 151 145,778
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 03/01/29 ..... 256 253,760
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(g)
14 13,446
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(g)
22 21,435
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 ................. 99 97,307
799,036
Specialty Retail — 0.6%
(d)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 199 198,170
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00% - 4.02%
,
 06/02/28 100 99,156
297,326
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan, (LIBOR USD 3 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(d)
..... 209 203,551
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28
(d)
... 46 44,994
Total Floating Rate Loan Interests — 13.6%
(Cost: $6,404,610) .............................. 6,346,446

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Par (000)
Pa r (000) Value
Capital Trusts
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(d)( i )
..................... USD 57 $ 55,504
Total Capital Trusts — 0.1%
(Cost: $57,000) ................................ 55,504
Total Long-Term Investments — 99.3%
(Cost: $49,122,523) .............................. 46,439,610
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds,T -Fund, Institutional
Class, 0.21%
(j)(k)
.................. 540,195 $ 540,195
Total Short-Term Securities — 1.2%
(Cost: $540,195) ................................ 540,195
Total Options Purchased — 0.0%
(Cost: $9,544) ................................. 4,441
Total Investments Before Options Written — 100.5%
(Cost: $49,672,262 ) .............................. 46,984,246
Total Options Written — (0.0)%
(Premium Received — $(3,572)) ..................... (1,346)
Total Investments Net of Options Written — 100.5%
(Cost: $49,668,690 ) .............................. 46,982,900
Liabilities in Excess of Other Assets — (0.5)% ............ (232,167)
Net Assets — 100.0% .............................. $ 46,750,733
(a)
Non-income producing security.
(b)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Perpetual security with no stated maturity date.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(a)
....... $ 3,166,439 $ — $ (2,626,244) $ — $ — $ 540,195 540,195 $ 73 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
.
i
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 06/21/22 $ 246 $ 6,654
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 14 04/14/22 USD 438.00 USD 632 $ 2,632
SPDR S&P 500 ETF Trust ...................... 3 05/06/22 USD 440.00 USD 135 1,809
$ 4,441
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 14 04/14/22 USD 415.00 USD 632 $ (651)
SPDR S&P 500 ETF Trust ....................... 3 05/06/22 USD 415.00 USD 135 (695)
$ (1,346)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 6,654 $ — $ 6,654
Options purchased
Investments at value — unaffiliated
(b)
........... — — 4,441 — — — 4,441
$ — $ — $ 4,441 $ — $ 6,654 $ — $ 11,095
Liabilities — Derivative Financial Instruments
Options written
Options written at value ..................... — — 1,346 — — — 1,346
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 10,086 $ — $ — $ — $ 10,086

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 6,654 — 6,654
Options purchased
(a)
.................... — — (5,103) — — — (5,103)
Options written ........................ — — 2,226 — — — 2,226
$ — $ — $ (2,877) $ — $ 6,654 $ — $ 3,777
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 122,766
Options
Average value of option contracts purchased ................................................................................ $ 2,221
Average value of option contracts written ................................................................................... $ 673

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 866,147 $ — $ — $ 866,147
Corporate Bonds ........................................ — 39,171,513 — 39,171,513
Floating Rate Loan Interests
Airlines .............................................. — 5,462 — 5,462
Auto Components ...................................... — 185,312 — 185,312
Chemicals ............................................ — 75,052 — 75,052
Commercial Services & Supplies ............................. — 23,499 — 23,499
Communications Equipment ................................ — 89,308 — 89,308
Diversified Consumer Services .............................. — 37,221 — 37,221
Diversified Financial Services ............................... — 694,099 — 694,099
Diversified Telecommunication Services ........................ — 803,803 — 803,803
Entertainment ......................................... — 47,914 — 47,914
Health Care Equipment & Supplies ........................... — 1,248 — 1,248
Health Care Providers & Services ............................ — 149,297 — 149,297
Health Care Technology .................................. — 865,580 — 865,580
Hotels, Restaurants & Leisure .............................. — 392,182 — 392,182
Household Durables ..................................... — 65,379 — 65,379
Insurance ............................................ — 446,547 — 446,547
Interactive Media & Services ............................... — 147,288 — 147,288
IT Services ........................................... — 128,340 — 128,340
Media ............................................... — 532,180 — 532,180
Pharmaceuticals ....................................... — 72,341 — 72,341
Professional Services .................................... — 98,200 42,570 140,770
Road & Rail ........................................... — 98,717 — 98,717
Software ............................................. — 799,036 — 799,036
Specialty Retail ........................................ — 297,326 — 297,326
Textiles, Apparel & Luxury Goods ............................ — 203,551 — 203,551
Trading Companies & Distributors ............................ — 44,994 — 44,994
Capital Trusts ........................................... — 55,504 — 55,504
Short-Term Securities ....................................... 540,195 — — 540,195
Options Purchased
Equity contracts .......................................... 4,441 — — 4,441
$ 1,410,783 $ 45,530,893 $ 42,570 $ 46,984,246
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 6,654 $ — $ — $ 6,654
Liabilities
Equity contracts ........................................... (1,346) — — (1,346)
$ 5,308 $ — $ — $ 5,308
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.32%, 04/20/33
(a)(b)
............... USD 250 $ 247,413
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.37%,
04/20/32
(a)(b)
.................... 250 247,958
American Express Credit Account Master Trust,
Series 2021-1, Class A, 0.90%, 11/15/26 . 200 190,684
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 1.33%, 01/28/31
(a)(b)
......... 250 248,678
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.42%,
10/25/34
(a)(b)
.................... 250 247,116
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.32%,
04/20/31
(a)(b)
.................... 250 247,663
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 1.82%, 12/16/36
(a)(b)
80 79,602
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3 Month CME Term SOFR +
1.30%), 1.56%, 01/17/35
(a)(b)
......... 250 249,851
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.38%,
07/15/34
(a)(b)
.................... 250 247,302
College Ave Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 1.36%, 07/26/55
(a)(b)
......... 96 95,691
FS RIALTO, Series 2022-FL4, Class A,
(SOFR30A + 1.90%), 2.20%, 01/19/39
(a)(b)
100 100,000
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.38%, 10/20/34
(a)(b)
... 250 247,032
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 180 165,907
Series 2021-5CS, Class A, 2.31%, 10/20/48 91 83,197
Series 2022-1GS, Class A, 2.70%, 01/20/49 49 45,757
Hyundai Auto Receivables Trust, Series 2021-
C, Class A3, 0.74%, 05/15/26 ........ 80 76,858
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 153 139,970
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.31%, 07/15/33
(a)(b)
........ 250 247,361
MF1 Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.35%), 1.40%, 02/19/37
(a)(b)
100 99,191
Mosaic Solar Loan Trust
(b)
Series 2017-2A, Class C, 2.00%, 06/22/43 38 37,301
Series 2021-1A, Class A, 1.51%, 12/20/46 113 103,669
Series 2022-1A, Class A, 2.64%, 01/20/53 100 94,278
Navient Private Education Refi Loan Trust
(b)
Series 2021-CA, Class A, 1.06%, 10/15/69 151 143,225
Series 2021-GA, Class A, 1.58%, 04/15/70 115 108,746
Series 2022-A, Class A, 2.23%, 07/15/70 . 150 144,995
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 135 128,571
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.16%, 10/18/30
(a)(b)
... 250 247,627
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
1.36%, 01/19/37
(a)(b)
............... 250 247,182
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 94,168
Security
Par (000)
Par (000) Value
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 1.25%, 10/17/31
(a)(b)
......... USD 250 $ 247,602
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 1.71%,
07/25/51
(a)(b)
.................... 174 173,140
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(b)
. 174 175,099
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 87 85,601
Series 2021-B, Class AFX, 1.14%, 02/15/47 140 130,185
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
1.31%, 07/20/32
(a)(b)
............... 250 247,247
Sunnova Helios VIII Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 99 94,885
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
.................... 250 247,000
Total Asset-Backed Securities — 12.5%
(Cost: $6,193,275) .............................. 6,057,752
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
TransDigm , Inc.
8.00%, 12/15/25 ................. 9 9,412
6.25%, 03/15/26 ................. 63 64,678
Triumph Group, Inc., 8.88%, 06/01/24 .... 13 13,731
87,821
Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 13 15,177
5.50%, 04/20/26 ................. 40 40,300
United Airlines, Inc., 4.38%, 04/15/26 ..... 40 39,347
94,824
Auto Components — 0.2%
Clarios Global LP
(b)
6.25%, 05/15/26 ................. 65 66,869
8.50%, 05/15/27 ................. 2 2,075
68,944
Banks — 11.7%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 109,312
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... USD 200 180,640
Bank of America Corp.
(a)
(SOFR + 1.46%), 1.49%, 05/19/24 ..... 100 98,539
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 200 189,562
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 196,520
(SOFR + 0.65%), 1.53%, 12/06/25 ..... 240 229,512
Bank of Nova Scotia (The), 0.65%, 07/31/24 250 237,781
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(c)
......... EUR 100 104,334
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 105,987
Citigroup, Inc.
(a)
(SOFR + 1.67%), 1.68%, 05/15/24 ..... USD 50 49,590
(SOFR + 0.53%), 1.28%, 11/03/25 ..... 35 33,306
(SOFR + 1.53%), 3.29%, 03/17/26 ..... 150 149,494
(SOFR + 2.84%), 3.11%, 04/08/26 ..... 85 84,277
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 115 105,615

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ USD 250 $ 252,575
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.35%), 1.62%, 09/11/26
(a)(b)
......... 200 184,938
European Investment Bank
(c)
0.50%, 11/15/23 ................. EUR 400 445,276
1.25%, 11/13/26 ................. 270 305,834
Fifth Third Bancorp, (SOFR + 0.69%), 1.71%,
11/01/27
(a)
.................... USD 100 92,532
HSBC Holdings plc
(a)
(SOFR + 0.58%), 1.16%, 11/22/24 ..... 200 193,112
(SOFR + 1.40%), 2.63%, 11/07/25 ..... 200 195,080
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 112,336
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 49,558
(SOFR + 0.42%), 0.56%, 02/16/25 ..... 200 191,136
(SOFR + 0.49%), 0.77%, 08/09/25 ..... 200 189,573
(SOFR + 1.85%), 2.08%, 04/22/26 ..... 102 98,431
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 108,495
NatWest Group plc
3.88%, 09/12/23 ................. USD 200 202,048
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 200 198,375
NatWest Markets plc, 3.63%, 09/29/22
(b)
... 250 252,001
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 200 183,617
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.87%, 09/22/28
(a)(c)
......... EUR 100 104,944
Swedbank AB, 1.54%, 11/16/26
(b)
....... USD 200 185,693
Toronto-Dominion Bank (The)
(SOFR + 0.24%), 0.33%, 01/06/23
(a)
... 100 99,826
1.25%, 12/13/24 ................. 150 144,122
5,663,971
Beverages — 0.3%
Pernod Ricard SA, 4.25%, 07/15/22
(b)
.... 150 151,060
Biotechnology — 1.1%
AbbVie, Inc.
2.90%, 11/06/22 ................. 300 301,930
1.25%, 06/01/24 ................. EUR 100 111,698
2.95%, 11/21/26 ................. USD 135 133,731
547,359
Building Products — 0.2%
Carrier Global Corp., 2.24%, 02/15/25 .... 36 35,046
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 16 14,849
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
..... 14 13,405
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 19,125
82,425
Capital Markets — 5.7%
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 ................. 100 91,647
4.00%, 01/15/29 ................. 40 37,033
Credit Suisse Group AG, (EUR Swap Annual 1
Year + 0.77%), 0.65%, 01/14/28
(a)(c)
.... EUR 100 101,629
Deutsche Bank AG
(a)
(SOFR + 1.13%), 1.45%, 04/01/25 ..... USD 150 143,260
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(c)
................... EUR 200 217,923
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/24 ................. USD 415 414,474
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 95 90,832
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ..... USD 200 $ 197,675
(SOFR + 0.56%), 1.16%, 10/21/25 ..... 275 261,233
(SOFR + 1.99%), 2.19%, 04/28/26 ..... 350 338,089
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 110,358
Nordic Investment Bank, 0.13%, 06/10/24
(c)
. 500 548,506
S&P Global, Inc., 2.45%, 03/01/27
(b)
..... USD 30 29,189
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. 200 181,539
2,763,387
Chemicals — 1.0%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 43 40,151
HB Fuller Co., 4.00%, 02/15/27 ........ 13 12,805
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(b)
................ 345 319,374
1.80%, 09/25/26 ................. EUR 100 110,710
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 9 8,573
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 12,156
503,769
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC, 6.63%, 07/15/26 21 21,248
APX Group, Inc., 6.75%, 02/15/27 ....... 8 8,178
Garda World Security Corp., 4.63%, 02/15/27 14 13,418
GFL Environmental, Inc., 4.00%, 08/01/28 .. 7 6,440
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 6 5,760
Madison IAQ LLC, 4.13%, 06/30/28 ...... 13 11,981
Nielsen Finance LLC, 5.63%, 10/01/28 .... 20 20,144
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 20 19,572
106,741
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 20 19,723
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 8 7,577
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 19,220
Nokia OYJ, 4.38%, 06/12/27 .......... 8 8,115
Viasat, Inc., 5.63%, 04/15/27
(b)
......... 15 14,775
69,410
Consumer Finance — 1.0%
American Express Co.
3.00%, 10/30/24 ................. 120 120,460
2.55%, 03/04/27 ................. 190 184,741
General Motors Financial Co., Inc., 3.50%,
11/07/24 ..................... 100 100,196
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 2,103
7.13%, 03/15/26 ................. 12 12,827
SLM Corp., 3.13%, 11/02/26 .......... 7 6,493
Synchrony Financial, 4.50%, 07/23/25 .... 75 76,504
503,324
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 72 74,559
Crown Americas LLC, 4.25%, 09/30/26 ... 30 30,075
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 20 19,500
124,134

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services — 2.1%
Asian Development Bank, 0.35%, 07/16/25 . EUR 400 $ 436,773
European Bank for Reconstruction &
Development, 0.00%, 01/10/24 ....... 500 549,490
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... USD 14 13,421
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 6 6,652
7.38%, 09/01/25 ................. 5 5,221
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 13 12,642
1,024,199
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 113,216
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 15,022
5.00%, 02/01/28 ................. 15 14,843
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 13 11,978
Frontier Communications Corp., 5.88%,
10/15/27
(b)
.................... 27 26,819
Level 3 Financing, Inc., 4.25%, 07/01/28
(b)
.. 20 18,360
Lumen Technologies, Inc., 5.13%, 12/15/26
(b)
54 51,435
Switch Ltd., 3.75%, 09/15/28
(b)
......... 21 20,365
Verizon Communications, Inc.
0.85%, 11/20/25 ................. 200 185,035
2.10%, 03/22/28 ................. 195 181,755
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 52,453
691,281
Electric Utilities — 1.4%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 111,336
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 183,579
ITC Holdings Corp., 2.70%, 11/15/22 ..... 95 95,280
NextEra Energy Capital Holdings, Inc., 1.88%,
01/15/27 ..................... 180 168,810
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 13,156
NRG Energy, Inc., 5.75%, 01/15/28 ...... 26 26,427
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 64,931
663,519
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 15 15,206
Vertiv Group Corp., 4.13%, 11/15/28 ..... 20 18,253
33,459
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25 ....... 20 20,424
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
4.75%, 10/15/27 ................. 13 12,675
3.75%, 01/15/28 ................. 21 19,737
32,412
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.
2.40%, 03/15/25 ................. 190 184,901
1.60%, 04/15/26 ................. 250 231,711
0.45%, 01/15/27 ................. EUR 100 103,813
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 6 5,600
Crown Castle International Corp.
3.15%, 07/15/23 ................. 350 352,365
3.20%, 09/01/24 ................. 50 50,058
1.35%, 07/15/25 ................. 70 65,259
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
1.05%, 07/15/26 ................. USD 50 $ 45,172
Equinix , Inc.
1.00%, 09/15/25 ................. 200 183,784
0.25%, 03/15/27 ................. EUR 100 102,246
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 13 12,350
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 91,775
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 20 19,497
RHP Hotel Properties LP, 4.75%, 10/15/27 . 13 12,510
SBA Communications Corp., 3.88%, 02/15/27 15 14,631
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 20 18,875
VICI Properties LP, 4.25%, 12/01/26
(b)
.... 53 52,778
1,547,325
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc., 5.88%, 02/15/28 .... 34 33,885
United Natural Foods, Inc., 6.75%, 10/15/28 11 11,275
US Foods, Inc., 6.25%, 04/15/25 ....... 13 13,325
58,485
Food Products — 0.1%
(b)
Chobani LLC, 4.63%, 11/15/28 ......... 14 12,915
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 37 37,000
49,915
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 20 19,780
Hologic , Inc.
4.63%, 02/01/28 ................. 15 15,188
3.25%, 02/15/29 ................. 7 6,536
41,504
Health Care Providers & Services — 2.2%
Anthem, Inc., 3.35%, 12/01/24 ......... 200 201,554
Centene Corp., 2.45%, 07/15/28 ........ 84 76,751
Community Health Systems, Inc., 8.00%,
03/15/26
(b)
.................... 32 33,326
CVS Health Corp.
3.50%, 07/20/22 ................. 115 115,301
2.63%, 08/15/24 ................. 300 299,010
Encompass Health Corp., 4.50%, 02/01/28 . 34 33,320
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 105,390
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 52,641
5.63%, 09/01/28 ................. 42 45,412
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 21,772
Tenet Healthcare Corp., 5.13%, 11/01/27
(b)
. 54 54,254
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 7 7,210
1,045,941
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 7,581
4.38%, 01/15/28 ................. 35 33,600
Cedar Fair LP, 5.50%, 05/01/25 ........ 13 13,350
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28 ..................... 52 53,799
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 15 15,656
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 9,296
133,282
Household Durables — 0.2%
DR Horton, Inc., 1.30%, 10/15/26 ....... 75 68,156
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 13,650
81,806
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 90,390

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... USD 79 $ 75,988
Metropolitan Life Global Funding I, 2.80%,
03/21/25 ..................... 170 168,680
NFP Corp., 4.88%, 08/15/28 .......... 58 55,390
300,058
Interactive Media & Services — 0.0%
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 15 14,569
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... 225 226,419
IT Services — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 14,215
Block, Inc., 2.75%, 06/01/26
(b)
......... 21 19,850
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
13 12,549
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 25,902
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 110,829
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 32 30,384
6.00%, 02/15/28 ................. 2 1,756
PayPal Holdings, Inc.
2.20%, 09/26/22 ................. 550 551,794
2.65%, 10/01/26 ................. 110 108,238
875,517
Life Sciences Tools & Services — 0.6%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 26 25,415
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 114,757
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... USD 14 12,932
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24 150 144,246
297,350
Machinery — 0.0%
Wabash National Corp., 4.50%, 10/15/28
(b)
. 10 9,000
Media — 0.3%
(b)
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 ................. 55 54,405
7.75%, 04/15/28 ................. 2 2,010
7.50%, 06/01/29 ................. 3 2,994
Directv Financing LLC, 5.88%, 08/15/27 ... 12 11,805
Radiate Holdco LLC, 4.50%, 09/15/26 .... 24 23,160
Sirius XM Radio, Inc., 4.00%, 07/15/28 .... 64 60,800
155,174
Metals & Mining — 0.2%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 64,002
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 48,334
112,336
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 6 5,820
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 33,097
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 111,246
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 50,079
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 104,146
298,568
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., 2.50%, 01/15/25 ........ USD 25 24,563
Eni SpA, 1.00%, 03/14/25
(c)
........... EUR 100 110,189
134,752
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(b)
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27 ..................... USD 33 $ 33,385
P&L Development LLC, 7.75%, 11/15/25 ... 8 7,360
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 13 12,131
52,876
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,695
CoreLogic, Inc., 4.50%, 05/01/28 ....... 7 6,600
17,295
Real Estate Management & Development — 0.3%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 16 16,720
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
19 19,076
Realogy Group LLC, 5.75%, 01/15/29
(b)
... 11 10,367
Vonovia SE, 1.38%, 01/28/26
(c)
........ EUR 100 109,882
156,045
Road & Rail — 0.4%
Hertz Corp. (The), 4.63%, 12/01/26
(b)
..... USD 6 5,603
Penske Truck Leasing Co. LP, 1.20%,
11/15/25
(b)
.................... 40 36,712
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 111,243
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
. 25 25,849
179,407
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp., 3.13%, 01/15/25 ...... 150 149,180
NXP BV
(b)
4.88%, 03/01/24 ................. 150 154,176
2.70%, 05/01/25 ................. 330 320,059
3.88%, 06/18/26 ................. 70 70,232
693,647
Software — 1.7%
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 32 30,521
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 6 5,955
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 11,617
Open Text Corp., 3.88%, 02/15/28
(b)
..... 24 23,010
Oracle Corp.
2.50%, 10/15/22 ................. 147 147,426
1.65%, 03/25/26 ................. 240 223,801
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 19 18,511
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 25,188
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 19 18,025
VMware, Inc.
0.60%, 08/15/23 ................. 120 116,621
1.40%, 08/15/26 ................. 155 142,298
Workday, Inc., 3.50%, 04/01/27 ........ 25 24,994
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
13 11,882
799,849
Specialty Retail — 0.4%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
6 5,588
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 54,793
Lowe's Cos., Inc., 3.35%, 04/01/27 ...... 60 60,351
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 13 13,218
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 40,119
174,069
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 14 14,207

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.9%
BPCE SA, 3.00%, 05/22/22
(b)
.......... USD 400 $ 400,781
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 13,412
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,879
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 3,053
427,125
Trading Companies & Distributors — 0.4%
Air Lease Corp., 1.88%, 08/15/26 ....... 35 32,243
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 135,673
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 12 12,168
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 25,491
205,575
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 142,725
Sprint Corp., 7.63%, 03/01/26 ......... 41 46,281
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 110 102,599
2.63%, 04/15/26 ................. 41 39,164
330,769
Total Corporate Bonds — 45.0%
(Cost: $22,594,308) .............................. 21,761,538
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 109,616
Germany — 0.9%
(c)
Kreditanstalt fuer Wiederaufbau , 0.00%
,
09/15/28 ...................... 200 210,041
Landwirtschaftliche Rentenbank , 0.00%
,
09/22/27 ...................... 200 211,587
421,628
Total Foreign Agency Obligations — 1.1%
(Cost: $557,448) ................................ 531,244
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 50 49,468
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 100 99,822
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 94 89,525
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 93 89,008
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 88 85,344
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 195 183,367
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 111 105,050
701,584
Commercial Mortgage-Backed Securities — 5.3%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
300 301,074
245 Park Avenue Trust, Series 2017-245P,
Class A, 3.51%, 06/05/37
(b)
.......... 140 135,648
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 196,914
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series
2018-C5, Class A4, 4.23%, 06/10/51
(a)
.. USD 150 $ 156,503
COMM Mortgage Trust, Series 2015-CR22,
Class A5, 3.31%, 03/10/48 .......... 200 199,118
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 201,623
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 135,212
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C1, Class A5, 3.58%, 03/17/49 191 192,440
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (LIBOR USD 1
Month + 0.76%), 1.16%, 06/15/38
(a)
.. 200 195,477
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 96,431
MAD Mortgage Trust, Series 2017-330M, Class
A, 2.98%, 08/15/34
(a)(b)
............. 250 244,636
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 136,845
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 179,214
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR30A + 1.65%),
1.76%, 01/25/37
(a)(b)
............... 60 59,873
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 92,973
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 50,525
2,574,506
Total Non-Agency Mortgage-Backed Securities — 6.8%
(Cost: $3,457,008) .............................. 3,276,090
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.4%
Government National Mortgage Association
2.50%, 10/20/51 ................. 211 204,951
3.00%, 10/20/51 ................. 1,070 1,058,848
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 189 182,238
3.00%, 11/01/51 ................. 257 255,544
3.00%, 04/25/52 - 05/25/52
(d)
......... 890 869,513
3.50%, 11/01/51 ................. 960 985,346
Total U.S. Government Sponsored Agency Securities — 7.4%
(Cost: $3,712,535) .............................. 3,556,440
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41 .... 610 528,699
U.S. Treasury Notes
0.13%, 10/31/22 - 12/31/22 .......... 7,478 7,430,540
0.50%, 03/15/23 ................. 276 272,783
0.63%, 10/15/24 ................. 2,100 2,004,598
0.75%, 11/15/24 ................. 670 640,400
1.50%, 02/15/25 ................. 480 466,537
1.75%, 03/15/25 ................. 2,320 2,270,881
Total U.S. Treasury Obligations — 28.2%
(Cost: $13,845,940) .............................. 13,614,438
Total Long-Term Investments — 101.0%
(Cost: $50,360,514) .............................. 48,797,502

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(e)(f)
................. 402,217 $ 402,217
Total Short-Term Securities — 0.8%
(Cost: $402,217) ................................ 402,217
Total Investments Before TBA Sale Commitments — 101.8%
(Cost: $50,762,731 ) .............................. 49,199,719
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities,
3.00%, 04/25/52
(d)
................ USD (445) $ (435,266)
Total TBA Sale Commitments — (0.9)%
(Proceeds: $(435,066)) ........................... (435,266)
Total Investments Net of TBA Sale Commitments — 100.9%
(Cost: $50,327,665 ) .............................. 48,764,453
Liabilities in Excess of Other Assets — (0.9)% ............ (416,831)
Net Assets — 100.0% .............................. $ 48,347,622
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(b)
....... $ — $ 402,217 $ — $ — $ — $ 402,217 402,217 $ 138 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 104 06/30/22 $ 22,025 $ (284,048)
Short Contracts
Euro- Bobl ............................................................... 18 06/08/22 2,566 69,092
Euro-Bund .............................................................. 1 06/08/22 176 8,502
Euro-Schatz ............................................................. 12 06/08/22 1,470 7,668
U.S. Treasury 10 Year Note ................................................... 8 06/21/22 982 32,386
U.S. Treasury 10 Year Ultra Note ............................................... 9 06/21/22 1,220 35,514
U.S. Treasury Long Bond .................................................... 3 06/21/22 451 13,109
U.S. Treasury Ultra Bond .................................................... 2 06/21/22 355 14,107
U.S. Treasury 5 Year Note .................................................... 56 06/30/22 6,415 176,979
357,357
$ 73,309
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 56,277 USD 61,431 Deutsche Bank AG 06/15/22 $ 1,002
USD 36,783 EUR 33,000 JPMorgan Chase Bank NA 06/15/22 173
USD 189,919 EUR 171,000 Morgan Stanley & Co. International plc 06/15/22 214
1,389
USD 986,097 EUR 890,000 Bank of America NA 06/15/22 (1,253)
USD 3,403,454 EUR 3,093,000 BNP Paribas SA 06/15/22 (27,869)
USD 639,465 EUR 580,000 Deutsche Bank AG 06/15/22 (3,977)
USD 124,869 EUR 113,818 Morgan Stanley & Co. International plc 06/15/22 (1,400)
(34,499)
$ (33,110)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 470 $ (8,193) $ (10,371) $ 2,178
CDX.NA.HY.38.V1 ................... 5.00 Quarterly 06/20/27 USD 150 (8,499) (8,854) 355
$ (16,692) $ (19,225) $ 2,533
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (19,225) $ 2,533 $ — $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 357,357 $ — $ 357,357
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,389 — — 1,389
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,533 — — — — 2,533
$ — $ 2,533 $ — $ 1,389 $ 357,357 $ — $ 361,279
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 284,048 — 284,048
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 34,499 — — 34,499
$ — $ — $ — $ 34,499 $ 284,048 $ — $ 318,547
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (100,214) $ — $ (100,214)
Forward foreign currency exchange contracts .... — — — 162,387 — — 162,387
Swaps .............................. — 1,563 — — 1,086 — 2,649
$ — $ 1,563 $ — $ 162,387 $ (99,128) $ — $ 64,822
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 73,309 — 73,309
Forward foreign currency exchange contracts .... — — — (33,110) — — (33,110)
Swaps .............................. — 2,533 — — — — 2,533
$ — $ 2,533 $ — $ (33,110) $ 73,309 $ — $ 42,732
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 22,137,399
Average notional value of contracts — short ................................................................................. $ 12,438,124
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 4,573,434
Average amounts sold — in USD ........................................................................................ $ 30,716
Credit default swaps
Average notional value — buy protection ................................................................................... $ 620,000

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 17,192 $ —
Forward foreign currency exchange contracts ................................................................. 1,389 34,499
Swaps — centrally cleared .............................................................................. 551 48,873
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 19,132 $ 83 ,372
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(17,743) (43,873)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,389 $ 34,499
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Deutsche Bank AG ............................... $ 1,002 $ (1,002) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 173 — — — 173
Morgan Stanley & Co. International plc .................. 214 (214) — — —
$ 1,389 $ (1,216) $ — $ — $ 173
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 1,253 $ — $ — $ — $ 1,253
BNP Paribas SA ................................. 27,869 — — — 27,869
Deutsche Bank AG ............................... 3,977 (1,002) — — 2,975
Morgan Stanley & Co. International plc .................. 1,400 (214) — — 1,186
$ 34,499 $ (1,216) $ — $ — $ 33,283
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 48,797,502 $ — $ 48,797,502
Short-Term Securities ....................................... 402,217 — — 402,217
Liabilities
Investments
TBA Sale Commitments .................................... — (435,266) — (435,266)
$ 402,217 $ 48,362,236 $ — $ 48,764,453
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 2,533 $ — $ 2,533
Foreign currency exchange contracts ............................ — 1,389 — 1,389
Interest rate contracts ....................................... 357,357 — — 357,357
Liabilities
Foreign currency exchange contracts ............................ — (34,499) — (34,499)
Interest rate contracts ....................................... (284,048) — — (284,048)
$ 73,309 $ (30,577) $ — $ 42,732
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 7.9%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 1.32%, 04/20/33 ....... USD 250 $ 247,413
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/27/34 250 247,854
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 1.48%, 07/20/34 250 246,862
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 1.38%, 10/20/34 ....... 250 247,023
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 1.43%, 10/15/30 ....... 250 247,932
GoldenTree Loan Management US
CLO 1 Ltd.
Series 2021-11A, Class A, (LIBOR
USD 3 Month + 1.13%), 1.38%,
10/20/34 ............... 250 247,032
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 5.60%,
10/20/34 ............... 250 223,565
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
1.20%, 10/21/30 ............ 250 247,654
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
2.85%, 01/19/33 ............ 250 249,635
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 1.36%, 01/19/37 250 247,182
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 1.38%, 01/15/35 ..... 250 247,218
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 2.00%, 07/20/34 ....... 250 247,520
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 1.68%, 08/16/34 ..... 250 246,868
Trestles CLO V Ltd., Series 2021-5A,
Class A1, (LIBOR USD 3 Month +
1.17%), 1.33%, 10/20/34 ....... 250 247,000
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 3.38%, 10/25/34 ....... 250 245,246
3,686,004
Ireland — 0.8%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 1.71%, 07/25/51
(a)(b)
.... 364 362,901
United States — 4.8%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 1.48%, 07/15/36
(b)
250 247,171
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 497 455,276
Mosaic Solar Loan Trust, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... 126 124,337
Security
Par (000)
Par (000) Value
United States (continued)
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ USD 472 $ 457,456
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 461,020
Regional Management Issuance Trust,
Series 2022-1, Class A, 3.07%,
03/15/32 ................. 100 97,232
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 369,723
2,212,215
Total Asset-Backed Securities — 13.5%
(Cost: $6,460,110) .............................. 6,261,120
Corporate Bonds
Belgium — 0.9%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ............ 4 4,290
4.90%, 02/01/46 ............ 53 58,944
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ............ 112 116,050
5.88%, 06/15/35 ............ 31 36,608
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 211,508
427,400
Canada — 0.2%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 6 5,685
Canadian Pacific Railway Co., 2.05%
,
03/05/30 ................. 17 15,573
Rogers Communications, Inc., 4.55%
,
03/15/52
(a)
................ 40 39,766
Toronto-Dominion Bank (The), 3.20%
,
03/10/32 ................. 13 12,794
73,818
China — 0.5%
NXP BV
(a)
5.55%, 12/01/28 ............ 68 73,573
3.40%, 05/01/30 ............ 115 111,637
2.50%, 05/11/31 ............ 61 54,632
239,842
France — 1.2%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 102,504
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 104,334
Engie SA, 1.75%
,
03/27/28 ....... 100 111,246
ICADE, 1.50%
,
09/13/27 ......... 100 109,753
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.87%
,
09/22/28
(b)
100 104,945
532,782
Germany — 2.2%
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)(d)
... 100 108,258
Deutsche Bank AG
(b)
(SOFR + 2.16%), 2.22%, 09/18/24 USD 503 491,993
(EURIBOR 3 Month + 1.38%),
1.88%, 02/23/28
(d)
......... EUR 200 217,923
E.ON SE, 1.00%
,
10/07/25
(d)
...... 100 110,158

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
Vonovia SE, 1.38%
,
01/28/26
(d)
.... EUR 100 $ 109,881
1,038,213
Italy — 0.7%
(d)
Intesa Sanpaolo SpA , 1.50%
,
04/10/24 100 112,335
Iren SpA
1.95%, 09/19/25 ............ 100 112,944
1.50%, 10/24/27 ............ 100 109,244
334,523
Japan — 0.4%
Nomura Holdings, Inc., 2.61%
,
07/14/31 ................. USD 200 179,762
Spain — 0.9%
(d)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.12%
,
03/11/27
(b)
................ EUR 100 107,539
Banco Santander SA, 0.30%
,
10/04/26 200 211,404
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 105,987
424,930
Supranational — 1.3%
European Union, Series NGEU, 0.40%
,
02/04/37
(d)
................ 610 600,185
Switzerland — 0.5%
Credit Suisse Group AG, (LIBOR
USD 3 Month + 1.20%), 3.00%
,
12/14/23
(a)(b)
............... USD 250 249,974
United Kingdom — 1.1%
AstraZeneca plc, 1.38%
,
08/06/30 .. 30 26,143
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 101,132
RELX Capital, Inc.
4.00%, 03/18/29 ............ USD 44 45,133
3.00%, 05/22/30 ............ 54 51,593
Sky Group Finance Ltd., 6.50%
,
10/15/35
(a)
................ 30 38,780
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 109,504
1.38%, 09/04/27 ............ 100 110,173
482,458
United States — 31.1%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 88 94,469
4.50%, 05/14/35 ............ 38 40,785
4.85%, 06/15/44 ............ 20 22,171
4.70%, 05/14/45 ............ 36 39,085
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 8,816
Agilent Technologies, Inc.
3.05%, 09/22/26 ............ 34 33,762
2.75%, 09/15/29 ............ 8 7,629
2.10%, 06/04/30 ............ 5 4,488
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 12 11,959
4.88%, 02/15/30 ............ 6 5,843
Alexandria Real Estate Equities, Inc.,
4.90%
,
12/15/30 ............ 9 9,950
Amazon.com, Inc.
4.05%, 08/22/47 ............ 24 26,107
2.50%, 06/03/50 ............ 13 10,853
American Express Co., 2.55%
,
03/04/27 ................. 25 24,308
Security
Par (000)
Par (000) Value
United States (continued)
American International Group, Inc.
4.50%, 07/16/44 ............ USD 19 $ 20,503
4.38%, 06/30/50 ............ 27 29,592
American Tower Corp.
5.00%, 02/15/24 ............ 12 12,412
0.45%, 01/15/27 ............ EUR 100 103,813
3.60%, 01/15/28 ............ USD 111 109,936
3.80%, 08/15/29 ............ 33 32,840
2.10%, 06/15/30 ............ 39 34,012
Amgen, Inc.
4.40%, 05/01/45 ............ 35 36,752
4.66%, 06/15/51 ............ 4 4,402
4.20%, 02/22/52 ............ 30 31,026
Analog Devices, Inc.
2.80%, 10/01/41 ............ 7 6,281
2.95%, 10/01/51 ............ 11 9,951
Anthem, Inc.
2.88%, 09/15/29 ............ 13 12,562
3.60%, 03/15/51 ............ 19 18,164
Aon Corp.
3.75%, 05/02/29 ............ 19 19,427
2.80%, 05/15/30 ............ 81 77,157
Apple, Inc.
2.38%, 02/08/41 ............ 29 25,261
2.80%, 02/08/61 ............ 50 42,991
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 7,895
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 14 13,580
AT&T, Inc.
4.10%, 02/15/28 ............ 44 45,684
4.30%, 02/15/30 ............ 53 55,999
4.50%, 05/15/35 ............ 141 149,368
4.75%, 05/15/46 ............ 70 76,026
4.50%, 03/09/48 ............ 11 11,553
3.80%, 12/01/57 ............ 53 48,354
3.50%, 02/01/61 ............ 10 8,500
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 8,251
Atmos Energy Corp., 2.85%
,
02/15/52 10 8,488
Autodesk, Inc., 3.50%
,
06/15/27 .... 64 64,331
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 71,506
Bank of America Corp.
(b)
(SOFR + 1.46%), 1.49%, 05/19/24 28 27,591
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25 .......... 943 926,592
(SOFR + 1.32%), 2.69%, 04/22/32 131 120,473
(LIBOR USD 3 Month + 1.32%),
4.08%, 04/23/40 .......... 23 23,615
Bausch Health Americas, Inc.
(a)
9.25%, 04/01/26 ............ 14 14,338
8.50%, 01/31/27 ............ 16 15,957
Bausch Health Cos., Inc.
(a)
9.00%, 12/15/25 ............ 8 8,289
5.75%, 08/15/27 ............ 6 5,912
7.00%, 01/15/28 ............ 8 7,162
7.25%, 05/30/29 ............ 8 6,823
Biogen, Inc.
2.25%, 05/01/30 ............ 23 20,694
5.20%, 09/15/45 ............ 9 10,014
3.15%, 05/01/50 ............ 17 13,921
Blackstone Private Credit Fund, 4.00%
,
01/15/29
(a)
................ 42 38,884

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Boston Scientific Corp., 2.65%
,
06/01/30 ................. USD 13 $ 12,198
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ............ 45 45,334
3.90%, 02/20/28 ............ 62 64,579
4.25%, 10/26/49 ............ 13 14,176
Broadcom, Inc.
4.75%, 04/15/29 ............ 57 59,892
5.00%, 04/15/30 ............ 113 120,118
4.15%, 11/15/30 ............ 38 38,513
Broadridge Financial Solutions, Inc.,
2.60%
,
05/01/31 ............ 5 4,527
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 ............ 9 10,687
3.30%, 09/15/51 ............ 33 31,206
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
220 206,761
Carrier Global Corp., 2.24%
,
02/15/25 5 4,868
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 14 14,000
4.75%, 03/01/30 ............ 16 15,364
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 8 8,216
5.38%, 04/15/27 ............ 12 11,880
5.25%, 07/15/29 ............ 12 11,820
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 9,283
Series AF, 3.35%, 04/01/51 .... 15 14,284
Charter Communications Operating
LLC
4.80%, 03/01/50 ............ 113 107,340
3.90%, 06/01/52 ............ 9 7,590
4.40%, 12/01/61 ............ 15 13,057
3.95%, 06/30/62 ............ 11 8,895
Cigna Corp., 4.38%
,
10/15/28 ..... 8 8,415
Citigroup, Inc.
(b)
(SOFR + 0.53%), 1.28%, 11/03/25 318 302,611
(SOFR + 2.11%), 2.57%, 06/03/31 38 34,812
(SOFR + 1.17%), 2.56%, 05/01/32 79 71,240
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 6 5,864
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 16 15,827
Comcast Corp.
4.15%, 10/15/28 ............ 42 44,134
2.65%, 02/01/30 ............ 22 21,118
4.25%, 10/15/30 ............ 80 85,341
3.40%, 07/15/46 ............ 58 54,455
2.89%, 11/01/51
(a)
........... 14 11,803
Commercial Metals Co., 4.38%
,
03/15/32 ................. 14 13,002
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 19,121
Series 133, 3.85%, 03/15/52 .... 24 24,810
Cox Communications, Inc.
(a)
3.15%, 08/15/24 ............ 14 14,023
3.60%, 06/15/51 ............ 19 16,906
Crown Castle International Corp.
3.80%, 02/15/28 ............ 93 92,906
2.50%, 07/15/31 ............ 59 52,630
CSX Corp.
2.50%, 05/15/51 ............ 26 21,010
4.25%, 11/01/66 ............ 10 10,395
CVS Health Corp.
4.30%, 03/25/28 ............ 290 303,363
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 07/20/45 ............ USD 40 $ 45,152
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 6 6,120
Dell International LLC, 5.85%
,
07/15/25 75 80,050
Discover Financial Services, 4.50%
,
01/30/26 ................. 14 14,423
Duke Realty LP, 1.75%
,
02/01/31 ... 52 45,101
DuPont de Nemours, Inc., 4.49%
,
11/15/25 .................. 23 23,921
DXC Technology Co., 2.38%
,
09/15/28 9 8,130
eBay, Inc., 1.40%
,
05/10/26 ....... 16 14,895
Ecolab, Inc.
3.95%, 12/01/47 ............ 21 22,308
2.75%, 08/18/55 ............ 8 6,615
Edison International, 5.75%
,
06/15/27 12 12,858
Electronic Arts, Inc., 1.85%
,
02/15/31 56 49,183
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 42,941
Entergy Mississippi LLC, 2.85%
,
06/01/28 ................. 12 11,535
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 4,472
Equinix , Inc.
2.63%, 11/18/24 ............ 112 110,399
1.25%, 07/15/25 ............ 70 65,260
0.25%, 03/15/27 ............ EUR 100 102,246
3.20%, 11/18/29 ............ USD 63 60,291
2.15%, 07/15/30 ............ 37 32,381
2.50%, 05/15/31 ............ 21 18,833
Exelon Corp., 4.45%
,
04/15/46 ..... 32 33,456
Expedia Group, Inc., 2.95%
,
03/15/31 5 4,629
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 12 11,592
FedEx Corp., 2.40%
,
05/15/31 ..... 10 9,128
Fidelity National Information Services,
Inc.
1.65%, 03/01/28 ............ 12 10,737
2.25%, 03/01/31 ............ 10 8,843
3.10%, 03/01/41 ............ 6 5,191
4.50%, 08/15/46 ............ 4 4,142
Fiserv, Inc., 3.50%
,
07/01/29 ...... 56 55,120
Florida Power & Light Co.
4.05%, 10/01/44 ............ 86 89,937
2.88%, 12/04/51 ............ 17 15,240
Ford Motor Co., 3.25%
,
02/12/32 ... 6 5,359
General Motors Co., 6.13%
,
10/01/25 18 19,323
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 473,993
3.95%, 04/13/24 ............ 5 5,078
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 31 33,716
2.60%, 10/01/40 ............ 5 4,210
4.75%, 03/01/46 ............ 26 28,813
Global Payments, Inc., 3.20%
,
08/15/29 ................. 57 54,151
GLP Capital LP
4.00%, 01/15/30 ............ 34 33,001
4.00%, 01/15/31 ............ 27 26,187
3.25%, 01/15/32 ............ 21 19,053
Goldman Sachs Group, Inc. (The)
(b)
(SOFR + 0.57%), 0.67%, 03/08/24 472 461,974
(LIBOR USD 3 Month + 1.20%),
3.27%, 09/29/25 .......... 378 378,716
(LIBOR USD 3 Month + 1.17%),
1.68%, 05/15/26 .......... 291 292,492

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 1.51%),
3.69%, 06/05/28 .......... USD 179 $ 179,205
(SOFR + 1.28%), 2.62%, 04/22/32 27 24,539
Hasbro, Inc., 3.90%
,
11/19/29 ..... 22 22,076
HCA, Inc.
4.75%, 05/01/23 ............ 5 5,125
2.38%, 07/15/31 ............ 135 120,650
4.63%, 03/15/52
(a)
........... 5 5,039
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
14 14,196
Hewlett Packard Enterprise Co., 1.45%
,
04/01/24 ................. 12 11,646
Home Depot, Inc. (The)
2.80%, 09/14/27 ............ 17 16,799
4.50%, 12/06/48 ............ 30 33,704
HP, Inc., 3.40%
,
06/17/30 ........ 10 9,582
Humana, Inc.
4.50%, 04/01/25 ............ 10 10,355
2.15%, 02/03/32 ............ 7 6,133
Hyundai Capital America, 2.85%
,
11/01/22
(a)
................ 472 473,457
iHeartCommunications , Inc.
6.38%, 05/01/26 ............ 7 7,512
5.25%, 08/15/27
(a)
........... 8 7,910
Intel Corp., 4.10%
,
05/19/46 ...... 44 46,831
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 21 20,870
1.85%, 09/15/32 ............ 21 18,136
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 9,046
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 8,376
4.75%, 03/30/30 ............ 8 8,589
JPMorgan Chase & Co.
(b)
(SOFR + 0.60%), 0.65%, 09/16/24 481 467,709
(SOFR + 0.49%), 0.77%, 08/09/25 127 120,379
(SOFR + 1.25%), 2.58%, 04/22/32 10 9,162
(LIBOR USD 3 Month + 1.38%),
3.96%, 11/15/48 .......... 11 11,236
(SOFR + 1.58%), 3.33%, 04/22/52 31 28,655
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 5 4,325
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 12 12,150
KeyCorp, 2.55%
,
10/01/29 ....... 6 5,673
KLA Corp.
4.10%, 03/15/29 ............ 29 30,436
3.30%, 03/01/50 ............ 36 33,909
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 199 191,287
1.80%, 01/15/31 ............ 164 142,496
Lam Research Corp.
3.75%, 03/15/26 ............ 51 52,405
4.88%, 03/15/49 ............ 25 29,780
Lamar Media Corp., 3.75%
,
02/15/28 6 5,697
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1 941
Lowe's Cos., Inc.
3.13%, 09/15/24 ............ 141 141,597
1.30%, 04/15/28 ............ 31 27,607
5.50%, 10/15/35 ............ 8 9,230
2.80%, 09/15/41 ............ 22 18,843
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 16 15,802
Security
Par (000)
Par (000) Value
United States (continued)
Marriott International, Inc., Series II,
2.75%
,
10/15/33 ............ USD 5 $ 4,413
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ............ 27 24,646
2.38%, 12/15/31 ............ 13 11,903
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 6 6,045
Merck & Co., Inc., 4.00%
,
03/07/49 .. 30 32,504
Micron Technology, Inc., 4.66%
,
02/15/30 ................. 4 4,181
Microsoft Corp., 3.70%
,
08/08/46 ... 66 70,250
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 64,755
4.25%, 07/15/49 ............ 35 38,187
Moody's Corp.
3.25%, 01/15/28 ............ 58 57,907
3.75%, 02/25/52 ............ 8 7,885
Morgan Stanley
3.13%, 01/23/23 ............ 470 474,554
Series I, (SOFR + 0.75%), 0.86%,
10/21/25
(b)
.............. 57 53,676
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
273 250,943
(LIBOR USD 3 Month + 1.34%),
3.59%, 07/22/28
(b)
......... 66 66,184
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 163 170,430
(SOFR + 3.12%), 3.62%, 04/01/31
(b)
40 39,792
(LIBOR USD 3 Month + 1.46%),
3.97%, 07/22/38
(b)
......... 6 6,053
(SOFR + 1.49%), 3.22%, 04/22/42
(b)
9 8,279
Morgan Stanley Domestic Holdings,
Inc., 3.80%
,
08/24/27 ......... 10 10,164
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 124 127,492
2.30%, 11/15/30 ............ 41 35,943
5.50%, 09/01/44 ............ 36 39,585
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 65 60,125
National Retail Properties, Inc.
2.50%, 04/15/30 ............ 12 11,037
3.00%, 04/15/52 ............ 34 27,264
Navient Corp.
7.25%, 09/25/23 ............ 4 4,155
5.88%, 10/25/24 ............ 6 6,121
6.75%, 06/25/25 ............ 6 6,164
6.75%, 06/15/26 ............ 6 6,120
Newmont Corp.
2.80%, 10/01/29 ............ 13 12,435
2.25%, 10/01/30 ............ 36 32,902
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
14 14,171
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 40 40,476
3.00%, 03/15/32 ............ 23 22,413
3.94%, 11/01/47 ............ 27 27,583
3.05%, 05/15/50 ............ 16 14,252
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 31,293
Northern Trust Corp., 3.65%
,
08/03/28 8 8,212
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 68,251
5.75%, 01/15/28 ............ 8 8,131
5.25%, 06/15/29
(a)
........... 8 7,818
NSTAR Electric Co., 3.95%
,
04/01/30 13 13,494
Nucor Corp., 3.95%
,
05/01/28 ..... 35 35,797

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
NVIDIA Corp., 3.50%
,
04/01/50 .... USD 38 $ 38,403
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 23 21,776
Series R, 2.90%, 10/01/51 ..... 22 18,231
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,622
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 18 18,514
3.10%, 09/15/49 ............ 36 32,984
ONE Gas, Inc., 2.00%
,
05/15/30 .... 10 8,947
Oracle Corp.
3.60%, 04/01/40 ............ 179 155,280
4.00%, 07/15/46 ............ 14 12,423
3.60%, 04/01/50 ............ 91 75,472
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 14 13,686
Paramount Global, 4.38%
,
03/15/43 . 20 19,035
Parker-Hannifin Corp., 2.70%
,
06/14/24 17 16,865
PECO Energy Co., 2.85%
,
09/15/51 . 41 35,479
Penske Truck Leasing Co. LP, 1.20%
,
11/15/25
(a)
................ 45 41,301
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 10,100
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 12 11,779
5.50%, 12/15/29 ............ 8 7,697
Prologis LP
3.25%, 10/01/26 ............ 22 22,119
3.88%, 09/15/28 ............ 7 7,176
Public Service Electric and Gas Co.
3.70%, 05/01/28 ............ 28 28,504
3.60%, 12/01/47 ............ 6 5,924
QUALCOMM, Inc., 4.30%
,
05/20/47 . 47 52,888
Realty Income Corp., 3.25%
,
01/15/31 6 5,892
Republic Services, Inc., 0.88%
,
11/15/25 .................. 10 9,198
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 8 7,698
Ryder System, Inc., 4.63%
,
06/01/25 59 61,075
S&P Global, Inc., 4.75%
,
08/01/28
(a)
. 40 42,974
salesforce.com, Inc., 3.05%
,
07/15/61 27 23,684
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 6 6,211
ServiceNow , Inc., 1.40%
,
09/01/30 .. 58 49,293
Sherwin-Williams Co. (The)
2.30%, 05/15/30 ............ 23 21,030
2.20%, 03/15/32 ............ 17 15,077
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 14 14,210
Southern California Edison Co.
Series K, 0.98%, 08/01/24 ..... 83 79,140
2.25%, 06/01/30 ............ 43 38,873
Series G, 2.50%, 06/01/31 ..... 9 8,190
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 23,278
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 6 5,948
4.75%, 01/15/28 ............ 6 5,737
Synchrony Financial, 4.50%
,
07/23/25 18 18,361
TEGNA, Inc.
4.63%, 03/15/28 ............ 6 5,968
5.00%, 09/15/29 ............ 6 6,015
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 22 22,193
6.25%, 02/01/27 ............ 33 33,878
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 11/01/27 ............ USD 6 $ 6,028
4.38%, 01/15/30 ............ 10 9,599
Texas Eastern Transmission LP, 3.50%
,
01/15/28
(a)
................ 53 52,670
Thermo Fisher Scientific, Inc., 2.80%
,
10/15/41 ................. 46 41,200
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 69 64,358
3.88%, 04/15/30 ............ 117 117,449
2.55%, 02/15/31 ............ 40 36,272
4.50%, 04/15/50 ............ 26 26,303
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 37,997
2.97%, 09/16/62 ............ 9 7,616
UnitedHealth Group, Inc.
3.05%, 05/15/41 ............ 20 18,631
2.90%, 05/15/50 ............ 41 36,341
Verizon Communications, Inc.
2.10%, 03/22/28 ............ 133 123,966
3.15%, 03/22/30 ............ 190 186,860
4.86%, 08/21/46 ............ 34 39,012
3.55%, 03/22/51 ............ 16 15,035
3.70%, 03/22/61 ............ 29 26,862
VMware, Inc., 4.70%
,
05/15/30 .... 52 54,995
Walmart, Inc., 4.30%
,
04/22/44 .... 6 6,602
Walt Disney Co. (The)
4.75%, 09/15/44 ............ 35 39,552
4.70%, 03/23/50 ............ 7 8,118
Waste Management, Inc., 2.00%
,
06/01/29 ................. 6 5,580
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 6 5,670
Western Digital Corp., 2.85%
,
02/01/29 67 61,211
WP Carey, Inc.
4.00%, 02/01/25 ............ 12 12,255
4.25%, 10/01/26 ............ 8 8,256
3.85%, 07/15/29 ............ 8 8,091
2.40%, 02/01/31 ............ 28 25,233
2.45%, 02/01/32 ............ 18 15,903
14,440,549
Total Corporate Bonds — 41.0%
(Cost: $20,338,307) .............................. 19,024,436
Foreign Government Obligations
France — 0.4%
French Republic, 0.50%
,
06/25/44
(a)(d)
EUR 190 177,518
Germany — 0.6%
Bundesrepublik Deutschland, 0.00%
,
08/15/31
(d)
................ 280 295,837
Ireland — 1.0%
Republic of Ireland, 1.35%
,
03/18/31
(d)
410 473,245
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 182,200
Netherlands — 0.5%
Kingdom of Netherlands, 0.50%
,
01/15/40
(a)(d)
............... EUR 220 229,462
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 USD 200 204,537

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. USD 35 $ 32,655
United Kingdom — 1.1%
UK Treasury, 0.88%
,
07/31/33
(d)
.... GBP 420 505,939
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. USD 25 29,591
Total Foreign Government Obligations — 4.6%
(Cost: $2,346,422) .............................. 2,130,984
Municipal Bonds
California - 0.4%
Bay Area Toll Authority, Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 30,668
Los Angeles Community College
District, Series 2010E, GO,
6.60%, 08/01/42 ............ 5 7,069
Los Angeles Unified School District,
Series 2010I, GO, 6.76%, 07/01/34 20 25,376
State of California, Series 2018, GO,
4.60%, 04/01/38 ............ 70 74,599
University of California, Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 5,603
143,315
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 ............ 40 42,492
New Jersey - 0.0%
New Jersey Turnpike Authority, Series
2009F, RB, 7.41%, 01/01/40 .... 8 11,697
New York - 0.0%
Metropolitan Transportation
Authority, Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 11,683
New York City Municipal Water Finance
Authority, Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 6,666
Port Authority of New York &
New Jersey, Series 2011, RB,
4.93%, 10/01/51 ............ 15 18,050
36,399
Ohio - 0.0%
American Municipal Power, Inc., Series
2010B, RB, 8.08%, 02/15/50 .... 10 16,515
Texas - 0.1%
City of San Antonio Electric & Gas
Systems, Series 2010A, RB,
5.81%, 02/01/41 ............ 10 12,709
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 ............ 15 19,004
31,713
Total Municipal Bonds — 0.6%
(Cost: $313,266) ................................ 282,131
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
United States — 1.6%
(a)(b)
Connecticut Avenue Securities Trust,
Series 2021-R03, Class 1B2,
(SOFR30A + 5.50%), 5.60%,
12/25/41 ................. USD 500 $ 443,826
Federal National Mortgage Association,
Series 2021-R02, Class 2B1,
(SOFR30A + 3.30%), 3.40%,
11/25/41 .................. 296 274,448
718,274
Commercial Mortgage-Backed Securities — 5.3%
(a)
Cayman Islands — 1.0%
(b)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (TSFR1M + 4.22%), 4.52%,
12/15/34 ................. 250 249,688
STWD Mortgage Trust, Series 2021-
LIH, Class F, (LIBOR USD 1 Month
+ 3.55%), 3.95%, 11/15/36 ..... 250 243,298
492,986
United States — 4.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35 ............ 250 250,895
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(b)
................ 150 147,478
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(b)
......... 250 214,916
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 3.83%,
11/15/36
(b)
................ 250 243,553
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
Series 2021-MHC, Class D, (LIBOR
USD 1 Month + 1.70%), 2.10%,
04/15/38 ............... 250 243,416
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 160 141,341
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.00%,
04/15/38
(b)
................ 250 243,723
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(b)
40 35,452
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... 492 458,571
1,979,345
2,472,331
Total Non-Agency Mortgage-Backed Securities — 6.9%
(Cost: $3,385,426) .............................. 3,190,605

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Capital Trusts
United States — 0.5%
(b)(e)
Bank of America Corp., Series FF ,
(LIBOR USD 3 Month + 2.93%),
5.87% ................... USD 34 $ 34,333
Bank of New York Mellon Corp. (The),
Series F , (LIBOR USD 3 Month +
3.13%), 4.62% ............. 47 46,295
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 38 34,129
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 66 62,205
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 52,364
229,326
Total Capital Trusts — 0.5%
(Cost: $250,437) ................................ 229,326
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 40.9%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 860 850,271
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 191 182,943
2.50% ,  10/20/51 - 12/20/51 ... 325 316,106
3.00% ,  03/20/52 .......... 292 289,291
3.50% ,  03/20/52 .......... 69 70,080
4.00% ,  03/20/52 .......... 17 16,989
2.00% ,  04/15/52 - 05/15/52
(f)
.. 562 534,551
2.50% ,  04/15/52 - 05/15/52
(f)
.. 453 439,142
3.00% ,  04/15/52 - 05/15/52
(f)
.. 519 512,738
3.50% ,  04/15/52
(f)
......... 336 337,536
4.00% ,  04/15/52 - 05/15/52
(f)
.. 198 201,511
4.50% ,  04/15/52
(f)
......... 128 132,320
Uniform Mortgage-Backed Securities
1.50% ,  04/25/37 - 04/25/52
(f)
.. 872 802,089
2.00% ,  04/25/37 - 05/25/52
(f)
.. 1,955 1,844,397
2.50% ,  04/25/37 - 05/25/52
(f)
.. 520 508,618
3.00% ,  04/25/37 - 04/25/52
(f)
.. 592 585,289
3.50% ,  04/25/37 - 05/25/52
(f)
.. 1,268 1,271,190
4.00% ,  09/01/47 - 05/01/52 ... 572 584,630
4.50% ,  06/01/50 .......... 256 275,898
2.00% ,  11/01/51 - 12/01/51 ... 2,068 1,922,180
2.50% ,  11/01/51 - 12/01/51 ... 2,808 2,686,780
3.00% ,  11/01/51 .......... 257 255,544
3.50% ,  11/01/51 .......... 960 985,346
4.00% ,  04/25/52 - 05/25/52
(f)
.. 3,209 3,270,465
4.50% ,  04/25/52
(f)
......... 132 136,785
19,012,689
Total U.S. Government Sponsored Agency Securities
—
40.9%
(Cost: $19,640,593) .............................. 19,012,689
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 323,815
1.38%, 11/15/40 ............ 206 168,413
1.75%, 08/15/41 ............ 206 178,544
2.75%, 11/15/47 ............ 298 309,198
Security
Par (000)
Par (000) Value
3.00%, 02/15/48 ............ USD 298 $ 324,669
2.38%, 05/15/51 ............ 212 207,743
2.00%, 08/15/51 ............ 311 280,129
1.88%, 11/15/51 ............ 3 2,456
2.25%, 02/15/52 ............ 1 959
U.S. Treasury Notes
0.88%, 01/31/24 - 09/30/26 ..... 195 186,012
0.25%, 03/15/24 ............ 469 450,533
0.75%, 11/15/24 - 08/31/26 ..... 733 680,588
1.13%, 10/31/26 - 02/15/31 ..... 91 84,353
1.50%, 01/31/27 - 02/15/30 ..... 120 112,626
1.88%, 02/28/27 - 02/15/32 ..... 351 341,146
0.63%, 03/31/27 ............ 231 211,176
0.50%, 04/30/27 - 05/31/27 ..... 648 587,027
1.25%, 03/31/28 ............ 304 283,551
1.75%, 01/31/29 ............ 10 9,575
Total U.S. Treasury Obligations — 10.2%
(Cost: $5,095,200) .............................. 4,742,513
Total Long-Term Investments — 118.2%
(Cost: $57,829,761) .............................. 54,873,804
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21%
(g)(h)
.... 2,354,870 2,354,870
Total Short-Term Securities — 5.1%
(Cost: $2,354,870) .............................. 2,354,870
Total Options Purchased — 0.0%
(Cost: $10,264 ) ................................ 21,648
Total Investments Before Options Written and TBA Sale
Commitments — 123.3%
(Cost: $60,194,895) .............................. 57,250,322
Total Options Written — (0.0)%
(Premiums Received — $(3,360)) .................... (6,716)
Par (000)
Pa r (000)
TBA Sale Commitments
(f)
Government National Mortgage
Association
3.00% ,  04/15/52 ............ (292) (288,863)
4.00% ,  04/15/52 ............ (17) (16,825)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/52 ............ (15) (13,654)
2.00% ,  04/25/52 ............ (300) (278,473)
2.50% ,  04/25/52 ............ (700) (667,844)
3.00% ,  04/25/52 - 05/25/52 ..... (1,289) (1,260,117)
3.50% ,  04/25/52 ............ (124) (124,213)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Par (000)
Par (000) Value
4.00% ,  04/25/52 - 05/25/52 ..... USD (1,322) $ (1,346,403)
Total TBA Sale Commitments — (8.6)%
(Proceeds: $(4,035,919)) .......................... (3,996,392)
Total Investments Net of Options Written and TBA Sale
Commitments — 114.7%
(Cost: $56,155,616) .............................. 53,247,214
Liabilities in Excess of Other Assets — (14.7)% ........... (6,823,680)
Net Assets — 100.0% .............................. $ 46,423,534
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(b )
....... $ — $ 2,354,870 $ — $ — $ — $ 2,354,870 2,354,870 $ 331 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 1 06/08/22 $ 176 $ (925)
U.S. Treasury 10 Year Note ................................................... 12 06/21/22 1,473 12,560
U.S. Treasury Long Bond .................................................... 10 06/21/22 1,503 (31,674)
U.S. Treasury Ultra Bond .................................................... 8 06/21/22 1,418 (30,847)
U.S. Treasury 2 Year Note .................................................... 10 06/30/22 2,118 (18,266)
U.S. Treasury 5 Year Note .................................................... 25 06/30/22 2,864 (70,276)
(139,428)
Short Contracts
Euro- Bobl ............................................................... 14 06/08/22 1,996 58,887
Euro-BTP ............................................................... 2 06/08/22 306 13,850
Euro-OAT ............................................................... 11 06/08/22 1,844 74,037
Euro-Schatz ............................................................. 1 06/08/22 123 1,134
U.S. Treasury 10 Year Ultra Note ............................................... 3 06/21/22 407 5,403
Long Gilt ............................................................... 6 06/28/22 956 5,270
158,581
$ 19,153
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 209,000 USD 274,337 Morgan Stanley & Co. International plc 06/15/22 $ 137
USD 90,247 EUR 81,000 JPMorgan Chase Bank NA 06/15/22 388
USD 3,831 JPY 451,000 Bank of America NA 06/15/22 119
644
USD 3,840,302 EUR 3,490,000 BNP Paribas SA 06/15/22 (31,446)
USD 91,170 EUR 83,306 Morgan Stanley & Co. International plc 06/15/22 (1,249)
USD 303,062 EUR 275,000 Royal Bank of Canada 06/15/22 (2,018)
USD 58,306 EUR 53,000 State Street Bank and Trust Co. 06/15/22 (491)
USD 756,481 GBP 580,000 State Street Bank and Trust Co. 06/15/22 (5,217)
(40,421)
$ (39,777)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 16 05/20/22 USD 119.00 USD 1,600 $ 4,250

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 8,400 $ 17,398
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 % USD 8,400 $ (6,716)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 16,185 $ (12,339) $ — $ (12,339)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 15,610 (11,369) — (11,369)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 4,922 (3,265) — (3,265)
0.83% Annual
6 month
EURIBOR Semi-Annual N/A 02/04/37 EUR 280 18,949 — 18,949
$ (8,024) $ — $ (8,024)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 3.50% At Termination 03/31/27 USD 218 $ 1,422 $ — $ 1,422
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 218 1,659 — 1,659
1 month USCPI At Termination 2.86% At Termination 10/25/31 USD 522 (20,982) — (20,982)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 108 (4,043) — (4,043)
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 108 (4,154) — (4,154)
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 113 (5,693) — (5,693)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 113 (5,664) — (5,664)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 47 (2,201) — (2,201)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 66 (2,890) — (2,890)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 57 (2,057) — (2,057)
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 57 (1,863) — (1,863)
1 month USCPI At Termination 2.89% At Termination 02/28/32 USD 113 (2,013) — (2,013)
1 month USCPI At Termination 3.06% At Termination 04/04/32 USD 84 – — —
$ (48,479) $ — $ (48,479)

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (484) $ (407) $ (77)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 month USCPI ....................................... U.S. Consumer Price Index 8. 50
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 22,030 $ (78,533) $ —
OTC Swaps ..................................................... — (407) — (77) —
Options Written ................................................... N/A N/A — (3,356) (6,716)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 171,141 $ — $ 171,141
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 644 — — 644
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 21,648 — 21,648
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 18,949 3,081 22,030
$ — $ — $ — $ 644 $ 211,738 $ 3,081 $ 215,463
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 151,988 — 151,988
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 40,421 — — 40,421
Options written
(b)
Options written at value ..................... — — — — 6,716 — 6,716
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 26,973 51,560 78,533
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 484 — — — — 484
$ — $ 484 $ — $ 40,421 $ 185,677 $ 51,560 $ 278,142

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (197,001) $ — $ (197,001)
Forward foreign currency exchange contracts .... — — — 195,799 — — 195,799
Options purchased
(a)
.................... — — — (34,887) 34,541 — (346)
Options written ........................ — — — 28,657 (53,395) — (24,738)
Swaps .............................. — (2) — — (5,011) (16,063) (21,076)
$ — $ (2) $ — $ 189,569 $ (220,866) $ (16,063) $ (47,362)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 19,153 — 19,153
Forward foreign currency exchange contracts .... — — — (39,777) — — (39,777)
Options purchased
(b)
.................... — — — — 11,384 — 11,384
Options written ........................ — — — — (3,356) — (3,356)
Swaps .............................. — (77) — — (8,024) (48,479) (56,580)
$ — $ (77) $ — $ (39,777) $ 19,157 $ (48,479) $ (69,176)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,794,088
Average notional value of contracts — short ................................................................................. $ 6,538,743
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 5,014,599
Average amounts sold — in USD ........................................................................................ $ 387,778
Options
Average value of option contracts purchased ................................................................................ $ 3,165
Average value of option contracts written ................................................................................... $ 413
Average notional value of swaption contracts purchased ......................................................................... $ 4,700,000
Average notional value of swaption contracts written ........................................................................... $ 6,950,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 8,371
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 154,875
Average notional value — receives fixed rate ................................................................................ $ 18,358,500
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 1,506,500

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 26,808 $ 40,245
Forward foreign currency exchange contracts ................................................................. 644 40,421
Options
(b)
......................................................................................... 21,648
(a)
6,716
Swaps — centrally cleared .............................................................................. 2,695 —
Swaps — OTC
(c)
.................................................................................... — 484
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 51,795 $ 87,866
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(33,753) (40,245)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 18,042 $ 47,621
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 17,517 $ (6,716) $ — $ — $ 10,801
JPMorgan Chase Bank NA .......................... 388 (388) — — —
Morgan Stanley & Co. International plc .................. 137 (137) — — —
$ 18,042 $ (7,241) $ — $ — $ 10,801
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 6,716 $ (6,716) $ — $ — $ —
BNP Paribas SA ................................. 31,446 — — — 31,446
JPMorgan Chase Bank NA .......................... 484 (388) — — 96
Morgan Stanley & Co. International plc .................. 1,249 (137) — — 1,112
Royal Bank of Canada ............................. 2,018 — — — 2,018
State Street Bank and Trust Co. ...................... 5,708 — — — 5,708
$ 47,621 $ (7,241) $ — $ — $ 40,380
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 54,873,804 $ — $ 54,873,804
Short-Term Securities ....................................... 2,354,870 — — 2,354,870
Options Purchased
Interest rate contracts ...................................... 4,250 17,398 — 21,648
Liabilities
Investments
TBA Sale Commitments .................................... — (3,996,392) — (3,996,392)
$ 2,359,120 $ 50,894,810 $ — $ 53,253,930
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 644 $ — $ 644
Interest rate contracts ....................................... 171,141 18,949 — 190,090
Other contracts ........................................... — 3,081 — 3,081
Liabilities
Credit contracts ........................................... — (77) — (77)
Foreign currency exchange contracts ............................ — (40,421) — (40,421)
Interest rate contracts ....................................... (151,988) (33,689) — (185,677)
Other contracts ........................................... — (51,560) — (51,560)
$ 19,153 $ (103,073) $ — $ (83,920)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)

March 31, 2022

Financial Statements
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 46,444,051 $ 48,797,502 $ 54,895,452
Investments, at value — affiliated
(b)
........................................................... 540,195 402,217 2,354,870
Cash   ............................................................................... 28,171 1,162 2,084
Cash pledged:
Futures contracts ...................................................................... 4,000 182,000 234,000
Centrally cleared swaps .................................................................. — 16,000 68,000
Foreign currency, at value
(c)
................................................................ — 38,087 79,192
Receivables: – – –
Investments sold ...................................................................... 513,131 2,043,275 3,363,585
TBA sale commitments .................................................................. — 435,066 4,035,919
Dividends — affiliated ................................................................... 53 74 174
Dividends — unaffiliated ................................................................. 2,592 — —
Interest — unaffiliated ................................................................... 548,251 166,130 228,427
From the Manager ..................................................................... 10,627 11,794 16,477
Variation margin on futures contracts ......................................................... — 17,192 26,808
Variation margin on centrally cleared swaps .................................................... — 551 2,695
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 1,389 644
Deferred offering costs .................................................................... 48,107 84,768 84,800
Prepaid expenses ....................................................................... 9,853 5,632 15,593
Total assets ...........................................................................
48,149,031 52,202,839 65,408,720
LIABILITIES
Options written, at value
(d)
.................................................................. 1,346 — 6,716
TBA sale commitments, at value
(e)
............................................................ — 435,266 3,996,392
Payables: – – –
Investments purchased .................................................................. 1,114,050 3,192,668 14,717,150
Accounting services fees ................................................................. 28,779 20,528 21,345
Offering costs ........................................................................ — 43,818 36,232
Custodian fees ........................................................................ 7,508 5,810 9,817
Income dividend distributions .............................................................. 170,140 45,598 74,277
Professional fees ...................................................................... 75,327 31,025 40,696
Service fees ......................................................................... 19 40 21
Transfer agent fees .................................................................... 541 405 405
Other accrued expenses ................................................................. 307 1,687 985
Variation margin on futures contracts ......................................................... 281 43,873 40,245
Swap premiums received .................................................................. — — 407
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 34,499 40,421
OTC swaps .......................................................................... — — 77
Total liabilities ..........................................................................
1,398,298 3,855,217 18,985,186
NET ASSETS ..........................................................................
$ 46,750,733 $ 48,347,622 $ 46,423,534

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 49,990,130 $ 50,103,347 $ 50,010,459
Accumulated loss ....................................................................... (3,239,397) (1,755,725) (3,586,925)
NET ASSETS ..........................................................................
$ 46,750,733 $ 48,347,622 $ 46,423,534
(a)
  Investments, at cost — unaffiliated .......................................................... $ 49,132,067 $ 50,360,514 $ 57,840,025
(b)
  Investments, at cost — affiliated ............................................................ $ 540,195 $ 402,217 $ 2,354,870
(c)
  Foreign currency, at cost ................................................................. $ — $ 38,178 $ 78,863
(d)
  Premiums received .................................................................... $ 3,572 $ — $ 3,360
(e)
  Proceeds from TBA sale commitments ....................................................... $ — $ 435,066 $ 4,035,919

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 93,501 $ 96,491 $ 92,827
Shares outstanding ....................................................................
10,000 10,000 10,000
Net asset value .......................................................................
$ 9.35 $ 9.65 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited 500 million
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets ...........................................................................
$ 93,499 $ 198,539 $ 102,662
Shares outstanding ....................................................................
10,000 20,575 11,060
Net asset value .......................................................................
$ 9.35 $ 9.65 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited 300 million
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets ...........................................................................
$ 46,563,733 $ 48,052,592 $ 46,228,045
Shares outstanding ....................................................................
4,980,000 4,980,000 4,980,000
Net asset value .......................................................................
$ 9.35 $ 9.65 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited 500 million
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
(unaudited)
Period Ended March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Period from 10/18/21 (commencement of operations) to 03/31/22.
See notes to financial statements.
BlackRock
Sustainable
High Yield
Bond Fund
BlackRock
Sustainable
Low Duration
Bond Fund
(a)
BlackRock
Sustainable
Total Return
Fund
(a)
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 73 $ 138 $ 331
Dividends — unaffiliated ................................................................. 6,039 — —
Interest — unaffiliated ................................................................... 984,959 237,447 370,945
Total investment income ...................................................................
991,071 237,585 371,276
EXPENSES
Investment advisory .................................................................... 120,996 68,861 85,689
Offering ............................................................................ 76,252 — —
Organization and Offering ................................................................ — 79,863 79,863
Professional ......................................................................... 52,516 33,218 42,837
Accounting services .................................................................... 34,984 20,528 21,345
Administration ....................................................................... 10,285 9,441 9,337
Custodian ........................................................................... 7,168 5,810 9,817
Administration — class specific ............................................................ 4,83 7 4,439 4,391
Registration ......................................................................... 3,119 301 2,305
Directors and Officer ................................................................... 649 309 336
Transfer agent — class specific ............................................................ 498 444 444
Service — class specific ................................................................. 121 134 115
Miscellaneous ........................................................................ 3,0 80 3,215 3,279
Total expenses .........................................................................
314,505 226,563 259,758
Less: – – –
Fees waived and/or reimbursed by the Manager ............................................... (170,510) (134,357) (159,780)
Administration fees waived ............................................................. (10,285) (9,441) (9,337)
Administration fees waived — class specific .................................................. (4,837) (4,439) (4,391)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................... (453) (401) (378)
Total expenses after fees waived and/or reimbursed ................................................
128,420 77,925 85,872
Net investment income ....................................................................
862,651 159,660 285,404
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,812,210) $ (1,692,849) $ (3,533,839)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (364,942) $ (241,481) $ (548,819)
Forward foreign currency exchange contracts ................................................. — 162,387 195,799
Foreign currency transactions ........................................................... — 4,518 44,240
Futures contracts .................................................................... 10,086 (100,214) (197,001)
Options written ..................................................................... — — (24,738)
Payment by affiliate .................................................................. — — 3,180
Swaps   .......................................................................... — 2,649 (21,076)
(354,856) (172,141) (548,415)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (2,466,234) (1,563,212) (2,905,046)
Forward foreign currency exchange contracts ................................................. — (33,110) (39,777)
Foreign currency translations ............................................................ — (228) 182
Futures contracts .................................................................... 6,654 73,309 19,153
Options written ..................................................................... 2,226 — (3,356)
Swaps   .......................................................................... — 2,533 (56,580)
(2,457,354) (1,520,708) (2,985,424)
Net realized and unrealized loss ..............................................................
(2,812,210) (1,692,849) (3,533,839)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (1,949,559) $ (1,533,189) $ (3,248,435)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Sustainable High Yield Bond
Fund
BlackRock
Sustainable Low
Duration Bond Fund
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Period from
10/18/21
(a)
to 03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................... $ 862,651 $ 272,573 $ 159,660
Net realized loss ....................................................................... (354,856) (30,972) (172,141)
Net change in unrealized appreciation (depreciation) ............................................... (2,457,354) (221,782) (1,520,708)
Net increase (decrease) in net assets resulting from operations ..........................................
(1,949,559) 19,819 (1,533,189)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional .......................................................................... (1,990) (615) (425)
  Investor A ........................................................................... (1,872) (571) (389)
  Class K ............................................................................. (1,003,269) (311,210) (221,722)
Decrease in net assets resulting from distributions to shareholders ........................................
(1,007,131) (312,396) (222,536)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ........................................
— 50,000,000 50,103,347
NET ASSETS
Total increase (decrease) in net assets .......................................................... (2,956,690) 49,707,423 48,347,622
Beginning of period .......................................................................
49,707,423 — —
End of period ...........................................................................
$ 46,750,733 $ 49,707,423 $ 48,347,622
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable Total
Return Fund
Period from
10/18/21
(a)
to 03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................................................. $ 285,404
Net realized loss ..................................................................................................... (548,415)
Net change in unrealized appreciation (depreciation) ............................................................................. (2,985,424)
Net decrease in net assets resulting from operations ...............................................................................
(3,248,435)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................................................................ (657)
  Investor A ......................................................................................................... (560)
  Class K ........................................................................................................... (337,273)
Decrease in net assets resulting from distributions to shareholders ......................................................................
(338,490)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ......................................................................
50,010,459
NET ASSETS
Total increase in net assets ................................................................................................ 46,423,534
Beginning of period .....................................................................................................
—
End of period .........................................................................................................
$ 46,423,534
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond
Fund
Institutional
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................................
$ 9.94 $ 10.00
Net investment income
(b)
.................................................................................
0.17 0.05
Net realized and unrealized loss ............................................................................
(0.56) (0.05)
Net i ncrease (decrease ) from investment operations ................................................................
(0.39) 0.00
Distributions from net investment income
(c)
....................................................................
(0.20) (0.06)
Net asset value, end of period ..............................................................................
$ 9.35 $ 9.94
Total Return
(d)
(3.98)% 0.01%
Based on net asset value ..................................................................................
(3.98)%
(e)
0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
1.48%
(g)(h)
1.32%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.58%
(g)
0.58%
(g)
Net investment income ...................................................................................
3.52%
(g)
2.80%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 94 $ 99
Portfolio turnover rate ....................................................................................
25% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.64%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable High Yield Bond
Fund
Investor A
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................................
$ 9.94 $ 10.00
Net investment income
(b)
.................................................................................
0.16 0.05
Net realized and unrealized loss ............................................................................
(0.56) (0.05)
N et decrease from investment operations .......................................................................
(0.40) (0.00)
Distributions from net invest ment income
(c)
....................................................................
(0.19) (0.06)
Net asset value, end of period ..............................................................................
$ 9.35 $ 9.94
Total Return
(d)
(4.10)% (0.03)%
Based on net asset value ..................................................................................
(4.10)%
(e)
(0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
1.73%
(g)(h)
1.58%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.83%
(g)
0.83%
(g)
Net investment income ...................................................................................
3.27%
(g)
2.55%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 93 $ 99
Portfolio turnover rate ....................................................................................
25% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.89%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond
Fund
Class K
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................................
$ 9.94 $ 10.00
Net investment income
(b)
.................................................................................
0.17 0.05
Net realized and unrealized loss ............................................................................
(0.56) (0.05)
Net increase (decrease) from investment operations ................................................................
(0.39) 0.00
Distributions from net investment income
(c)
....................................................................
(0.20) (0.06)
Net asset value, end of period ..............................................................................
$ 9.35 $ 9.94
Total Return
(d)
(3.96)% 0.02%
Based on net asset value ..................................................................................
(3.96)%
(e)
0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
1.14%
(g)(h)
0.96%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.53%
(g)
0.53%
(g)
Net investment income ...................................................................................
3.57%
(g)
2.85%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 46,564 $ 49,509
Portfolio turnover rate ....................................................................................
25% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.30%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.

Financial Highlights
(For a share outstanding throughout the period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Sustainable Low
Duration Bond Fund
Institutional
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.03
Net realized and unrealized loss ...........................................................................................
(0.34)
Net decrease from investment operations ......................................................................................
(0.31)
Distributions from net investment income
(c)
...................................................................................
(0.04)
Net asset value, end of period .............................................................................................
$ 9.65
Total Return
(d)
(3.08)%
Based on net asset value .................................................................................................
(3.08)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
1.07%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.40%
(g)
Net investment income ..................................................................................................
0.67%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 96
Portfolio turnover rate
( i )
...................................................................................................
90%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 88%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable Low
Duration Bond Fund
Investor A
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.02
Net realized and unrealized loss ...........................................................................................
(0.34)
Net decrease from investment operations ......................................................................................
(0.32)
Distributions from net investment income
(c)
...................................................................................
(0.03)
Net asset value, end of period .............................................................................................
$ 9.65
Total Return
(d)
(3.19)%
Based on net asset value .................................................................................................
(3.19)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
1.27%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.65%
(g)
Net investment income ..................................................................................................
0.47%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 199
Portfolio turnover rate
( i )
...................................................................................................
90%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 88%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Sustainable Low
Duration Bond Fund
Class K
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.03
Net realized and unrealized loss ...........................................................................................
(0.33)
Net decrease from investment operations ......................................................................................
(0.30)
Distributions from net investment income
(c)
...................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 9.65
Total Return
(d)
(3.06)%
Based on net asset value .................................................................................................
(3.06)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
0.74%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.35%
(g)
Net investment income ..................................................................................................
0.72%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 48,053
Portfolio turnover rate
( i )
...................................................................................................
90%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.02%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 88%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable Total
Return Fund
Institutional
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized loss ...........................................................................................
(0.71)
Net decrease from investment operations ......................................................................................
(0.65)
Distributions from net investment income
(c)
...................................................................................
(0.07)
Net asset value, end of period .............................................................................................
$ 9.28
Total Return
(d)
(6.57)%
Based on net asset value .................................................................................................
(6.57)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
1.21%
(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.44%
(h)
Net investment income ..................................................................................................
1.25%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 93
Portfolio turnover rate
(j)
...................................................................................................
302%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.52%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 177%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Sustainable Total
Return Fund
Investor A
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.04
Net realized and unrealized loss ...........................................................................................
(0.71)
Net decrease from investment operations ......................................................................................
(0.67)
Distributions from net investment income
(c)
...................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 9.28
Total Return
(d)
(6.69)%
Based on net asset value .................................................................................................
(6.69)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
1.45%
(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.74%
(h)
Net investment income ..................................................................................................
0.96%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 103
Portfolio turnover rate
(j)
...................................................................................................
302%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.75%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 177%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable Total
Return Fund
Class K
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized loss ...........................................................................................
(0.71)
Net decrease from investment operations ......................................................................................
(0.65)
Distributions from net investment income
(c)
...................................................................................
(0.07)
Net asset value, end of period .............................................................................................
$ 9.28
Total Return
(d)
(6.55)%
Based on net asset value .................................................................................................
(6.55)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
0.88%
(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.39%
(h)
Net investment income ..................................................................................................
1.30%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 46,228
Portfolio turnover rate
(j)
...................................................................................................
302%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.18%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 177%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the "Trust") and BlackRock Bond Fund, Inc. (the "Corporation") are each registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as "Directors".
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/
or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the
Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent D irectors .
This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Fund Name Amounts Reimbursed
Sustainable Low Duration Bond ......................................................................................... $ 20,000
Sustainable Total Return .............................................................................................. 20,000

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV o f a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realize gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds'
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the period ended March 31, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended March 31, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
First $1 b illion ............................................................................... 0.500% 0.310% 0.390%
$1 billion - $3 b illion ........................................................................... 0.470 0.290 0.370
$3 billion - $5 b illion ........................................................................... 0.450 0.280 0.350
$5 b i llion - $10 b illion .......................................................................... 0.440 0.270 0.340
Greater than $10 b illion ......................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 121
Sustainable Low Duration Bond ................................................................................................ 134
Sustainable Total Return ..................................................................................................... 115
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 8 $ 9 $ 4,820 $ 4,837
Sustainable Low Duration Bond ................................................................. 7 9 4,423 4,439
Sustainable Total Return ...................................................................... 7 8 4,376 4,391

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended March 31, 2022, the Fund did not reimburse the Manager any amounts in return for these services.
For the period ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the period ended March 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Sustainable Low
Duration Bond's Investor A Shares for a total of $11.
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Th ese amount s are included in fees waived and/or reimbursed by the Manager in the Statement s of Operations. F or the
period ended March 31 , 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended March 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended March 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the period ended March 31, 2022, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 166 $ 166 $ 166 $ 498
Sustainable Low Duration Bond ................................................................. 148 148 148 444
Sustainable Total Return ...................................................................... 148 148 148 444
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 125
Sustainable Low Duration Bond ........................................................................................... 349
Sustainable Total Return ................................................................................................ 872
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Sustainable High Yield Bond ................................................................................................... $ 1 70 , 385
Sustainable Low Duration Bond ................................................................................................. 114,008
Sustainable Total Return ...................................................................................................... 1 38 , 908
Sustainable High Yield Bond ............................................................................................. $ 10,285
Sustainable Low Duration Bond ........................................................................................... 9,44 1
Sustainable Total Retur n ............................................................................................... 9,33 7

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended March 31, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of March 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Sustainable High Yield Bond
Institutional .................................................................................... $ 8 $ 143
Investor A ..................................................................................... 9 144
Class K ...................................................................................... 4,820 166
$ 4,837 $ 453
Sustainable Low Duration Bond
Institutional .................................................................................... 7 128
Investor A ..................................................................................... 9 125
Class K ...................................................................................... 4,423 148
$ 4,439 $ 401
Sustainable Total Return
Institutional .................................................................................... 7 128
Investor A ..................................................................................... 8 102
Class K ...................................................................................... 4,376 148
$ 4,391 $ 378
Expiring September 30,
Fund Name/Share Class 2023 2024
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 132,18 3 $ 180,6 70
Institutional ...................................................................................... 64 15 1
Investor A ....................................................................................... 64 15 3
Class K ......................................................................................... 1,977 4,986
Sustainable Low Duration Bond
Fund Level ...................................................................................... — 123,449
Institutional ...................................................................................... — 135
Investor A ....................................................................................... — 134
Class K ......................................................................................... — 4,571
Sustainable Total Return
Fund Level ...................................................................................... — 148,245
Institutional ...................................................................................... — 135
Investor A ....................................................................................... — 110
Class K ......................................................................................... — 4,524

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2022, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: During the period ended March 31, 2022, Sustainable Total Return received a reimbursement of $3,180 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the period ended March 31, 2022, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
For the period ended March 31, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2021, Sustainable High Yield Bond had non-expiring capital loss carryforwards available to offset future realized capital gains of $36,209.
As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 12,587,684 $ 11,954,928
Sustainable Low Duration Bond ............................................ 49,815,682 35,816,254 39,160,795 5,120,242
Sustainable Total Return ................................................. 12,018,546 6,855,926 197,192,465 147,915,278
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 881,291 $ 883,490
Sustainable Total Return ................................................................................. 64,063,340 64,142,110
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 49,785,932 $ 91,709 $ (2,884,515) $ (2,792,806)
Sustainable Low Duration Bond ........................................ 50,780,583 366,128 (1,904,460) (1,538,332)
Sustainable Total Return ............................................ 60,203,538 259,384 (3,253,633) (2,994,249)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day,
$2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended March 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/22
Period from
07/22/21
(a)
to 09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold .............................................
— $ — 10,000 $ 100,000
— $ — 10,000 $ 100,000
Investor A
Shares sold .............................................
— $ — 10,000 $ 100,000
— $ — 10,000 $ 100,000
Class K
Shares sold .............................................
— $ — 4,980,000 $ 49,800,000
— $ — 4,980,000 $ 49,800,000
— $ — 5,000,000 $ 50,000,000

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
Commencement of operations.
As of March 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 14, 2022, the 364-day credit agreement to which the Corporation and the Trust, on behalf of the Funds, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum and (iii) extend the termination date to April 2023.
d
Period from
10/18/21
(a )
to 03/31/22
Fund Name/Share Class
Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 20,568 $ 203,282
Shares issued in reinvestment of distributions ........................................................ 8 75
Shares redeemed .........................................................................
(1) (10)
20,575 $ 203,347
Class K
Shares sold ............................................................................. 4,980,001 $ 49,800,010
Shares redeemed .........................................................................
(1) (10)
4,980,000 $ 49,800,000
5,010,575 $ 50,103,347
Sustainable Total Return
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 11,058 $ 110,437
Shares issued in reinvestment of distributions ........................................................ 3 32
Shares redeemed .........................................................................
(1) (10)
11,060 $ 110,459
Class K
Shares sold ............................................................................. 4,980,001 $ 49,800,010
Shares redeemed .........................................................................
(1) (10)
4,980,000 $ 49,800,000
5,001,060 $ 50,010,459
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... $ 10,000 $ 10,000 $ 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
2022
BlackRock Semi-Annual Report to Shareholders

The Board of Trustees of BlackRock Funds V and the Board of Directors of BlackRock Bond Fund, Inc. (together, the “Board,” the members of which are referred to as “Board Members”) met on September 24, 2021 (the “Meeting”) to consider the approval of the proposed investment advisory agreements (the “Advisory Agreements”)
between BlackRock Funds V, on behalf of BlackRock Sustainable Low Duration Bond Fund (the “Sustainable Low Duration Bond Fund”), and between BlackRock Bond
Fund, Inc. (together with BlackRock Funds V, the “Registrants” and each, a “Registrant”), on behalf of BlackRock Sustainable Total Return Fund (the “Sustainable Total
Return Fund” and together with the Sustainable Low Duration Bond Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the initial approval of the proposed sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and
BlackRock International Limited (“BIL”), with respect to each Fund, and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board members whom are not “interested persons” of the Registrants, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the
Agreements, including, among other things, (a) fees and estimated expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (d)
information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing each Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-
house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to each Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to each Fund was consistent with each Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to each Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to each Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed Income Complex (the
“Fund Complex”) concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to each Fund. BlackRock and its affiliates will provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund, as applicable. In particular, BlackRock and its

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
affiliates will provide each Fund with certain administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of each
Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered
BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of each Fund and BlackRock
In their capacity as members of the boards of directors/trustees of other funds in the Fund Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of each Fund because the Funds had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s proposed contractual management fee rate as compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also considered each Fund’s estimated total net expense ratio compared to those of other funds in its Broadridge category. The estimated total expense ratio represents a fund’s total net operating expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers.
Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the Fund Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that it had previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock family of open-end funds.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, exchange-traded fund, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels.
The Board noted that the Sustainable Low Duration Bond Fund’s contractual management fee ranked in the first quartile, and that the Sustainable Low Duration
Bond Fund’s estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile, relative to the Sustainable Low Duration Bond Fund’s peers. The Board also noted that the Sustainable Low Duration Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Low Duration Bond Fund increases above certain contractually specified levels. The Board noted that if the size of the Sustainable Low Duration
Bond Fund were to decrease, the Sustainable Low Duration Bond Fund could lose the benefit of one or more breakpoints. The Board further noted that the Manager and the Board have contractually agreed to a cap on the Sustainable Low Duration Bond Fund’s total expenses as a percentage of the Sustainable Low Duration Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Sustainable Total Return Fund’s contractual management fee ranked in the third quartile, and that the Sustainable Total Return Fund’s estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile, relative to the Sustainable Total Return Fund’s peers. The Board also noted that the Sustainable Total Return Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable
Total Return Fund increases above certain contractually specified levels. The Board noted that if the size of the Sustainable Total Return Fund were to decrease, the
Sustainable Total Return Fund could lose the benefit of one or more breakpoints. The Board further noted that the Manager and the Board have contractually agreed to a cap on the Sustainable Total Return Fund’s total expenses as a percentage of the Sustainable Total Return Fund’s average daily net assets on a class-by-class basis.
As each Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with each Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the
Board.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in each Fund Complex which included information on brokerage commissions and trade execution practices.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreements between the Manager and BlackRock Funds V, on behalf of the Sustainable Low Duration Bond Fund, and BlackRock Bond Fund, Inc., on behalf of the Sustainable Total Return Fund, for a two-year term beginning on the effective date of each Advisory Agreement, and the Sub-Advisory Agreements between the Manager and BIL, with respect to each Fund, and the Sub-Advisory Agreements between the Manager and BRS, with respect to each Fund, for a two-year term beginning on the effective date of each Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") and BlackRock Bond Fund,
Inc. (the "Corporation") have adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Sustainable High Yield Bond Fund, BlackRock
Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund (the “Funds”), each a series of the Trust or the Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees of the Trust and the Board of Directors of Corporation (together, the "Board"), on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to
review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk
Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the
Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program
Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi- annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.
`

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-03/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 20, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: May 20, 2022